Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.45%
Activision Blizzard, Inc.	558,376	$32,653,828
Alphabet, Inc., Class A(b)	12,102	17,339,504
Alphabet, Inc., Class C(b)	12,270	17,598,002
AT&T, Inc.	855,959	32,201,178
CenturyLink, Inc.	2,408,021	32,893,567
Charter Communications, Inc., Class A(b)	68,971	35,689,734
Comcast Corp., Class A	751,465	32,455,773
Discovery, Inc., Class A(b)	333,045	9,744,897
Discovery, Inc., Class C(b)	731,152	20,304,091
DISH Network Corp., Class A(b)	959,677	35,277,727
Electronic Arts, Inc.(b)	313,233	33,804,105
Facebook, Inc., Class A(b)	168,716	34,065,448
Fox Corp., Class A	615,620	22,827,190
Fox Corp., Class B	282,010	10,245,423
Interpublic Group of Cos., Inc. (The)	1,422,020	32,279,854
Live Nation Entertainment, Inc.(b)	509,007	34,693,917
Netflix, Inc.(b)	109,713	37,860,859
News Corp., Class A	1,821,189	24,804,594
News Corp., Class B	575,076	8,033,812
Omnicom Group, Inc.	399,190	30,062,999
Take-Two Interactive Software, Inc.(b)	268,835	33,507,594
T-Mobile US, Inc.(b)	433,942	34,363,867
Twitter, Inc.(b)	1,077,623	35,001,195
Verizon Communications, Inc.	538,544	32,011,055
ViacomCBS, Inc., Class B	847,542	28,926,608
Walt Disney Co. (The)	223,721	30,942,852
		729,589,673
Consumer Discretionary-12.27%
Advance Auto Parts, Inc.	211,001	27,799,382
Amazon.com, Inc.(b)	18,604	37,370,227
Aptiv PLC	350,076	29,682,944
AutoZone, Inc.(b)	26,516	28,052,867
Best Buy Co., Inc.	386,272	32,713,376
Booking Holdings, Inc.(b)	16,590	30,368,824
BorgWarner, Inc.	747,700	25,638,633
Capri Holdings Ltd.(b)	844,482	25,300,681
CarMax, Inc.(b)	334,623	32,471,816
Carnival Corp.	690,186	30,043,797
Chipotle Mexican Grill, Inc.(b)	40,166	34,814,282
D.R. Horton, Inc.	597,506	35,372,355
Darden Restaurants, Inc.	283,349	32,990,324
Dollar General Corp.	211,796	32,491,624
Dollar Tree, Inc.(b)	349,926	30,468,057
eBay, Inc.	923,031	30,976,920
Expedia Group, Inc.	290,428	31,496,917
Ford Motor Co.	3,548,118	31,294,401
Gap, Inc. (The)	1,962,204	34,161,972
Garmin Ltd.	336,205	32,595,075
General Motors Co.	918,622	30,672,789
Genuine Parts Co.	311,421	29,139,663
H&R Block, Inc.	1,394,178	32,344,930
Hanesbrands, Inc.	2,274,237	31,293,501
Harley-Davidson, Inc.	876,817	29,285,688
Hasbro, Inc.	315,141	32,103,414
Hilton Worldwide Holdings, Inc.	305,525	32,935,595
Home Depot, Inc. (The)	152,977	34,894,054
Kohl’s Corp.	678,319	28,998,137
L Brands, Inc.	1,850,225	42,851,211
Las Vegas Sands Corp.	474,356	30,980,190
Leggett & Platt, Inc.	645,692	30,728,482
Lennar Corp., Class A	561,731	37,276,469
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.(b)	906,937	$29,643,236
Lowe’s Cos., Inc.	276,361	32,124,203
Macy’s, Inc.(c)	2,157,385	34,410,291
Marriott International, Inc., Class A	224,099	31,387,306
McDonald’s Corp.	166,132	35,547,264
MGM Resorts International	999,969	31,059,037
Mohawk Industries, Inc.(b)	237,420	31,263,466
Newell Brands, Inc.	1,704,796	33,294,666
NIKE, Inc., Class B	334,971	32,257,707
Nordstrom, Inc.	853,284	31,452,048
Norwegian Cruise Line Holdings Ltd.(b)	587,106	31,615,658
NVR, Inc.(b)	8,622	32,909,915
O’Reilly Automotive, Inc.(b)	74,254	30,154,549
PulteGroup, Inc.	811,044	36,213,115
PVH Corp.	313,655	27,341,306
Ralph Lauren Corp.	280,100	31,791,350
Ross Stores, Inc.	283,571	31,813,830
Royal Caribbean Cruises Ltd.	260,664	30,518,541
Starbucks Corp.	369,338	31,330,943
Tapestry, Inc.	1,262,491	32,534,393
Target Corp.	257,430	28,507,798
Tiffany & Co.	244,963	32,829,941
TJX Cos., Inc. (The)	542,547	32,031,975
Tractor Supply Co.	344,976	32,065,519
Ulta Beauty, Inc.(b)	129,185	34,609,953
Under Armour, Inc., Class A(b)(c)	864,157	17,438,688
Under Armour, Inc., Class C(b)	892,683	16,032,587
VF Corp.	351,572	29,169,929
Whirlpool Corp.	220,645	32,251,680
Wynn Resorts Ltd.	252,350	31,836,476
Yum! Brands, Inc.	327,137	34,601,280
		2,009,647,247
Consumer Staples-6.70%
Altria Group, Inc.	652,898	31,032,242
Archer-Daniels-Midland Co.	724,541	32,430,455
Brown-Forman Corp., Class B	512,905	34,692,894
Campbell Soup Co.	684,272	33,111,922
Church & Dwight Co., Inc.	467,915	34,728,651
Clorox Co. (The)	215,879	33,959,926
Coca-Cola Co. (The)	601,780	35,143,952
Colgate-Palmolive Co.	476,771	35,176,164
Conagra Brands, Inc.	1,153,952	37,988,100
Constellation Brands, Inc., Class A	179,886	33,872,534
Costco Wholesale Corp.	112,203	34,280,261
Coty, Inc., Class A	2,955,693	30,325,410
Estee Lauder Cos., Inc. (The), Class A	161,157	31,451,400
General Mills, Inc.	634,673	33,142,624
Hershey Co. (The)	222,558	34,534,325
Hormel Foods Corp.	729,377	34,470,357
JM Smucker Co. (The)	322,618	33,426,451
Kellogg Co.	494,332	33,718,386
Kimberly-Clark Corp.	240,902	34,506,802
Kraft Heinz Co. (The)	1,036,369	30,261,975
Kroger Co. (The)	1,165,879	31,315,510
Lamb Weston Holdings, Inc.	389,455	35,561,136
McCormick & Co., Inc.	195,514	31,941,122
Molson Coors Beverage Co., Class B	644,547	35,823,922
Mondelez International, Inc., Class A	615,126	35,295,930
Monster Beverage Corp.(b)	526,422	35,059,705
PepsiCo., Inc.	237,420	33,718,388
Philip Morris International, Inc.	386,787	31,987,285
Procter & Gamble Co. (The)	261,005	32,526,443

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	392,091	$32,206,355
Tyson Foods, Inc., Class A	372,277	30,761,249
Walgreens Boots Alliance, Inc.	565,813	28,771,591
Walmart, Inc.	272,257	31,170,704
		1,098,394,171
Energy-5.22%
Apache Corp.	1,533,914	42,090,600
Baker Hughes Co., Class A	1,385,331	30,006,269
Cabot Oil & Gas Corp.	2,034,110	28,660,610
Chevron Corp.	277,633	29,745,600
Cimarex Energy Co.	681,283	29,901,511
Concho Resources, Inc.	415,864	31,514,174
ConocoPhillips	522,316	31,041,240
Devon Energy Corp.	1,394,760	30,294,187
Diamondback Energy, Inc.	384,882	28,635,221
EOG Resources, Inc.	433,826	31,630,254
Exxon Mobil Corp.	473,048	29,385,742
Halliburton Co.	1,365,119	29,773,245
Helmerich & Payne, Inc.	778,070	31,550,738
Hess Corp.	525,502	29,727,648
HollyFrontier Corp.	652,506	29,310,569
Kinder Morgan, Inc.	1,621,245	33,835,383
Marathon Oil Corp.	2,574,611	29,273,327
Marathon Petroleum Corp.	558,759	30,452,365
National Oilwell Varco, Inc.	1,376,014	28,359,649
Noble Energy, Inc.	1,463,325	28,929,935
Occidental Petroleum Corp.	868,448	34,494,755
ONEOK, Inc.	447,578	33,510,165
Phillips 66	289,882	26,486,518
Pioneer Natural Resources Co.	233,940	31,581,900
Schlumberger Ltd.	839,723	28,139,118
TechnipFMC PLC (United Kingdom)	1,637,452	27,034,333
Valero Energy Corp.	349,131	29,435,235
Williams Cos., Inc. (The)	1,442,057	29,836,159
		854,636,450
Financials-12.96%
Aflac, Inc.	615,926	31,763,304
Allstate Corp. (The)	298,526	35,387,272
American Express Co.	262,582	34,101,524
American International Group, Inc.	634,673	31,898,665
Ameriprise Financial, Inc.	195,639	32,360,647
Aon PLC	158,923	35,002,791
Arthur J. Gallagher & Co.	346,745	35,565,635
Assurant, Inc.	251,629	32,852,682
Bank of America Corp.	950,969	31,220,312
Bank of New York Mellon Corp. (The)	652,114	29,201,665
Berkshire Hathaway, Inc., Class B(b)	145,318	32,613,719
BlackRock, Inc.	65,758	34,677,481
Capital One Financial Corp.	313,810	31,318,238
Cboe Global Markets, Inc.	283,546	34,938,538
Charles Schwab Corp. (The)	655,642	29,864,493
Chubb Ltd.	211,782	32,188,746
Cincinnati Financial Corp.	310,561	32,593,377
Citigroup, Inc.	428,745	31,902,915
Citizens Financial Group, Inc.	816,322	30,432,484
CME Group, Inc., Class A	160,064	34,751,495
Comerica, Inc.	455,289	27,845,475
Discover Financial Services	377,816	28,385,316
E*TRADE Financial Corp.	725,338	30,913,906
Everest Re Group Ltd.	119,809	33,135,575
Fifth Third Bancorp	1,057,472	30,085,078
	Shares	Value
Financials-(continued)
First Republic Bank	285,116	$31,613,662
Franklin Resources, Inc.	1,260,064	31,879,619
Globe Life, Inc.	310,135	32,334,675
Goldman Sachs Group, Inc. (The)	145,558	34,606,415
Hartford Financial Services Group, Inc. (The)	536,254	31,789,137
Huntington Bancshares, Inc.	2,133,488	28,951,432
Intercontinental Exchange, Inc.	356,311	35,538,459
Invesco Ltd.(d)	1,858,639	32,154,455
JPMorgan Chase & Co.	239,377	31,683,940
KeyCorp	1,632,584	30,545,647
Lincoln National Corp.	548,287	29,870,676
Loews Corp.	647,093	33,292,935
M&T Bank Corp.	192,525	32,444,313
MarketAxess Holdings, Inc.	87,614	31,031,127
Marsh & McLennan Cos., Inc.	296,291	33,143,111
MetLife, Inc.	650,047	32,313,836
Moody’s Corp.	139,389	35,793,701
Morgan Stanley	651,853	34,065,838
MSCI, Inc.	125,972	36,002,798
Nasdaq, Inc.	313,444	36,503,688
Northern Trust Corp.	303,194	29,655,405
People’s United Financial, Inc.	1,966,913	30,329,798
PNC Financial Services Group, Inc. (The)	206,433	30,665,622
Principal Financial Group, Inc.	603,228	31,940,923
Progressive Corp. (The)	453,782	36,615,670
Prudential Financial, Inc.	347,871	31,677,133
Raymond James Financial, Inc.	360,355	32,947,258
Regions Financial Corp.	1,907,349	29,697,424
S&P Global, Inc.	120,790	35,479,647
State Street Corp.	413,906	31,303,711
SVB Financial Group(b)	131,353	31,568,066
Synchrony Financial	868,954	28,162,799
T. Rowe Price Group, Inc.	265,780	35,489,603
Travelers Cos., Inc. (The)	241,402	31,773,331
Truist Financial Corp.	584,592	30,147,409
U.S. Bancorp	543,439	28,921,824
Unum Group	1,079,407	28,809,373
W.R. Berkley Corp.	470,807	34,618,439
Wells Fargo & Co.	608,834	28,578,668
Willis Towers Watson PLC	163,709	34,590,075
Zions Bancorporation N.A.	640,289	29,126,747
		2,122,659,722
Health Care-11.95%
Abbott Laboratories	379,252	33,048,019
AbbVie, Inc.	372,831	30,206,768
ABIOMED, Inc.(b)	180,095	33,549,898
Agilent Technologies, Inc.	391,287	32,304,655
Alexion Pharmaceuticals, Inc.(b)	296,584	29,477,484
Align Technology, Inc.(b)	123,137	31,658,523
Allergan PLC	173,893	32,455,390
AmerisourceBergen Corp.	385,962	33,022,909
Amgen, Inc.	138,359	29,892,462
Anthem, Inc.	115,265	30,577,499
Baxter International, Inc.	390,059	34,801,064
Becton, Dickinson and Co.	121,874	33,537,287
Biogen, Inc.(b)	110,333	29,663,027
Boston Scientific Corp.(b)	726,369	30,413,070
Bristol-Myers Squibb Co.	513,207	32,306,381
Cardinal Health, Inc.	610,302	31,253,565
Centene Corp.(b)	567,474	35,643,042
Cerner Corp.	453,403	32,567,937
Cigna Corp.	172,501	33,185,742

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Cooper Cos., Inc. (The)	103,333	$35,845,184
CVS Health Corp.	445,025	30,181,596
Danaher Corp.	220,509	35,473,283
DaVita, Inc.(b)	450,450	35,977,441
DENTSPLY SIRONA, Inc.	580,869	32,528,664
Edwards Lifesciences Corp.(b)	140,836	30,964,203
Eli Lilly and Co.	269,505	37,633,678
Gilead Sciences, Inc.	497,929	31,469,113
HCA Healthcare, Inc.	229,299	31,826,701
Henry Schein, Inc.(b)	478,156	32,964,075
Hologic, Inc.(b)	616,159	32,976,830
Humana, Inc.	92,816	31,208,452
IDEXX Laboratories, Inc.(b)	129,493	35,093,898
Illumina, Inc.(b)	100,853	29,254,430
Incyte Corp.(b)	357,876	26,149,999
Intuitive Surgical, Inc.(b)	56,511	31,633,728
IQVIA Holdings, Inc.(b)	226,095	35,101,249
Johnson & Johnson	231,643	34,484,693
Laboratory Corp. of America Holdings(b)	196,587	34,481,360
McKesson Corp.	232,921	33,216,864
Medtronic PLC	288,488	33,303,055
Merck & Co., Inc.	367,199	31,373,483
Mettler-Toledo International, Inc.(b)	42,618	32,269,497
Mylan N.V.(b)	1,711,033	36,650,327
PerkinElmer, Inc.	346,959	32,086,768
Perrigo Co. PLC	607,246	34,637,312
Pfizer, Inc.	854,402	31,817,930
Quest Diagnostics, Inc.	311,302	34,451,792
Regeneron Pharmaceuticals, Inc.(b)	87,004	29,402,132
ResMed, Inc.	213,206	33,893,358
STERIS PLC	215,550	32,481,230
Stryker Corp.	161,381	34,002,977
Teleflex, Inc.	91,038	33,821,527
Thermo Fisher Scientific, Inc.	102,217	32,013,342
UnitedHealth Group, Inc.	114,752	31,264,182
Universal Health Services, Inc., Class B	226,884	31,108,065
Varian Medical Systems, Inc.(b)	231,450	32,534,926
Vertex Pharmaceuticals, Inc.(b)	149,629	33,973,264
Waters Corp.(b)	139,881	31,303,969
Zimmer Biomet Holdings, Inc.	221,229	32,719,769
Zoetis, Inc.	263,154	35,317,898
		1,958,456,966
Industrials-13.96%
3M Co.	194,027	30,784,324
A.O. Smith Corp.	703,980	30,052,906
Alaska Air Group, Inc.	485,826	31,379,501
Allegion PLC	266,296	34,437,399
American Airlines Group, Inc.(c)	1,191,746	31,986,463
AMETEK, Inc.	332,316	32,284,499
Arconic, Inc.	1,034,771	30,991,391
Boeing Co. (The)	95,853	30,507,134
C.H. Robinson Worldwide, Inc.	427,818	30,897,016
Caterpillar, Inc.	225,034	29,558,216
Cintas Corp.	125,092	34,896,915
Copart, Inc.(b)	369,571	37,496,674
CSX Corp.	449,974	34,351,015
Cummins, Inc.	179,531	28,719,574
Deere & Co.	189,847	30,105,937
Delta Air Lines, Inc.	577,282	32,177,699
Dover Corp.	288,226	32,814,530
Eaton Corp. PLC	349,901	33,055,148
Emerson Electric Co.	431,041	30,875,467
	Shares	Value
Industrials-(continued)
Equifax, Inc.	236,113	$35,393,339
Expeditors International of Washington, Inc.	430,062	31,411,729
Fastenal Co.	884,422	30,848,639
FedEx Corp.	197,670	28,590,989
Flowserve Corp.	676,488	31,578,460
Fortive Corp.	435,552	32,635,911
Fortune Brands Home & Security, Inc.	503,149	34,571,368
General Dynamics Corp.	182,931	32,093,415
General Electric Co.	2,887,933	35,954,766
Honeywell International, Inc.	185,046	32,053,668
Huntington Ingalls Industries, Inc.	130,432	34,042,752
IDEX Corp.	195,667	32,060,038
IHS Markit Ltd.(b)	439,025	34,621,512
Illinois Tool Works, Inc.	184,804	32,337,004
Ingersoll-Rand PLC	244,741	32,606,843
J.B. Hunt Transport Services, Inc.	289,822	31,280,488
Jacobs Engineering Group, Inc.	363,759	33,658,620
Johnson Controls International PLC	809,817	31,947,281
Kansas City Southern	216,265	36,481,743
L3Harris Technologies, Inc.	163,594	36,208,260
Lockheed Martin Corp.	84,744	36,280,601
Masco Corp.	696,697	33,107,041
Nielsen Holdings PLC	1,641,562	33,487,865
Norfolk Southern Corp.	172,297	35,873,958
Northrop Grumman Corp.	95,021	35,592,016
Old Dominion Freight Line, Inc.	175,682	34,474,079
PACCAR, Inc.	399,344	29,635,318
Parker-Hannifin Corp.	158,644	31,045,044
Pentair PLC	714,283	30,664,169
Quanta Services, Inc.	797,585	31,225,453
Raytheon Co.	150,705	33,296,763
Republic Services, Inc.	367,354	34,916,998
Robert Half International, Inc.	531,299	30,905,663
Rockwell Automation, Inc.	161,019	30,860,902
Rollins, Inc.	993,898	37,718,429
Roper Technologies, Inc.	93,441	35,662,692
Snap-on, Inc.	192,207	30,682,003
Southwest Airlines Co.	604,781	33,250,859
Stanley Black & Decker, Inc.	199,070	31,717,823
Textron, Inc.	753,724	34,618,543
TransDigm Group, Inc.	56,943	36,630,293
Union Pacific Corp.	184,994	33,191,624
United Airlines Holdings, Inc.(b)	373,929	27,969,889
United Parcel Service, Inc., Class B	276,080	28,579,802
United Rentals, Inc.(b)	201,274	27,310,869
United Technologies Corp.	219,721	33,002,094
Verisk Analytics, Inc.	219,514	35,664,440
W.W. Grainger, Inc.	98,618	29,848,710
Wabtec Corp.	435,726	32,182,722
Waste Management, Inc.	292,356	35,579,725
Xylem, Inc.	421,374	34,409,401
		2,287,134,421
Information Technology-14.47%
Accenture PLC, Class A	158,534	32,532,762
Adobe, Inc.(b)	103,052	36,185,679
Advanced Micro Devices, Inc.(b)	795,860	37,405,420
Akamai Technologies, Inc.(b)	386,695	36,097,978
Alliance Data Systems Corp.	297,586	30,588,865
Amphenol Corp., Class A	305,718	30,409,769
Analog Devices, Inc.	275,730	30,261,368
ANSYS, Inc.(b)	128,990	35,385,827
Apple, Inc.	119,035	36,842,523

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	547,052	$31,723,545
Arista Networks, Inc.(b)	169,753	37,912,635
Autodesk, Inc.(b)	182,551	35,935,164
Automatic Data Processing, Inc.	194,641	33,359,521
Broadcom, Inc.	103,896	31,704,903
Broadridge Financial Solutions, Inc.	273,545	32,592,887
Cadence Design Systems, Inc.(b)	482,174	34,769,567
CDW Corp.	237,791	31,019,836
Cisco Systems, Inc.	722,934	33,233,276
Citrix Systems, Inc.	296,773	35,974,823
Cognizant Technology Solutions Corp., Class A	531,299	32,611,133
Corning, Inc.	1,139,497	30,413,175
DXC Technology Co.	872,839	27,826,107
F5 Networks, Inc.(b)	235,176	28,719,693
Fidelity National Information Services, Inc.	236,988	34,045,696
Fiserv, Inc.(b)	280,563	33,277,577
FleetCor Technologies, Inc.(b)	107,476	33,879,659
FLIR Systems, Inc.	615,926	31,744,826
Fortinet, Inc.(b)	310,067	35,769,329
Gartner, Inc.(b)	207,767	33,404,778
Global Payments, Inc.	183,044	35,775,950
Hewlett Packard Enterprise Co.	2,042,993	28,458,892
HP, Inc.	1,609,292	34,310,105
Intel Corp.	566,719	36,230,346
International Business Machines Corp.	244,008	35,071,270
Intuit, Inc.	126,129	35,364,049
IPG Photonics Corp.(b)	226,443	28,909,978
Jack Henry & Associates, Inc.	224,522	33,575,020
Juniper Networks, Inc.	1,357,189	31,133,916
Keysight Technologies, Inc.(b)	303,771	28,247,665
KLA Corp.	191,329	31,710,868
Lam Research Corp.	116,171	34,643,354
Leidos Holdings, Inc.	356,622	35,829,812
Mastercard, Inc., Class A	110,644	34,956,865
Maxim Integrated Products, Inc.	549,568	33,040,028
Microchip Technology, Inc.	320,791	31,270,707
Micron Technology, Inc.(b)	639,628	33,957,851
Microsoft Corp.	211,976	36,084,674
Motorola Solutions, Inc.	204,041	36,115,257
NetApp, Inc.	517,848	27,653,083
NortonLifeLock, Inc.	1,259,627	35,798,599
NVIDIA Corp.	146,262	34,580,725
Oracle Corp.	600,795	31,511,698
Paychex, Inc.	384,928	33,015,275
Paycom Software, Inc.(b)	112,143	35,679,417
PayPal Holdings, Inc.(b)	304,225	34,648,185
Qorvo, Inc.(b)	288,803	30,572,686
QUALCOMM, Inc.	372,890	31,811,246
salesforce.com, inc.(b)	203,253	37,055,054
Seagate Technology PLC	557,340	31,762,807
ServiceNow, Inc.(b)	119,963	40,575,085
Skyworks Solutions, Inc.	292,810	33,131,452
Synopsys, Inc.(b)	239,570	35,338,971
TE Connectivity Ltd.	348,392	32,114,775
Texas Instruments, Inc.	258,595	31,199,487
VeriSign, Inc.(b)	171,027	35,597,560
Visa, Inc., Class A	176,893	35,196,400
Western Digital Corp.	603,116	39,504,098
Western Union Co. (The)	1,202,764	32,354,352
Xerox Holdings Corp.	888,994	31,621,517
	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	340,321	$28,750,318
Zebra Technologies Corp., Class A(b)	127,034	30,363,667
		2,370,151,385
Materials-5.38%
Air Products and Chemicals, Inc.	141,934	33,881,065
Albemarle Corp.(c)	491,513	39,458,664
Amcor PLC	3,101,245	32,842,185
Avery Dennison Corp.	251,945	33,065,262
Ball Corp.	517,040	37,319,947
Celanese Corp.	263,112	27,232,092
CF Industries Holdings, Inc.	725,494	29,222,898
Corteva, Inc.	1,236,277	35,753,131
Dow, Inc.	614,662	28,317,478
DuPont de Nemours, Inc.	505,391	25,865,911
Eastman Chemical Co.	416,808	29,705,906
Ecolab, Inc.	176,548	34,622,828
FMC Corp.	330,239	31,567,546
Freeport-McMoRan, Inc.	2,544,612	28,245,193
International Flavors & Fragrances, Inc.(c)	244,429	32,047,086
International Paper Co.	706,408	28,764,934
Linde PLC (United Kingdom)	156,691	31,828,643
LyondellBasell Industries N.V., Class A	353,580	27,529,739
Martin Marietta Materials, Inc.	118,529	31,267,950
Mosaic Co. (The)	1,757,862	34,875,982
Newmont Corp.	793,218	35,742,403
Nucor Corp.	579,939	27,541,303
Packaging Corp. of America	294,934	28,239,931
PPG Industries, Inc.	246,229	29,508,083
Sealed Air Corp.	861,588	30,586,374
Sherwin-Williams Co. (The)	57,228	31,875,424
Vulcan Materials Co.	229,020	32,436,103
Westrock Co.	800,903	31,235,217
		880,579,278
Real Estate-6.43%
Alexandria Real Estate Equities, Inc.	209,294	34,156,781
American Tower Corp.	154,105	35,712,293
Apartment Investment & Management Co., Class A	640,256	33,747,894
AvalonBay Communities, Inc.	156,971	34,014,046
Boston Properties, Inc.	242,389	34,746,463
CBRE Group, Inc., Class A(b)	562,141	34,318,708
Crown Castle International Corp.	246,822	36,983,809
Digital Realty Trust, Inc.	288,004	35,421,612
Duke Realty Corp.	957,295	34,759,381
Equinix, Inc.	59,339	34,993,988
Equity Residential	404,262	33,586,087
Essex Property Trust, Inc.	108,975	33,756,096
Extra Space Storage, Inc.	320,160	35,435,309
Federal Realty Investment Trust	256,311	32,044,001
Healthpeak Properties, Inc.	1,015,477	36,547,017
Host Hotels & Resorts, Inc.	1,824,457	29,811,627
Iron Mountain, Inc.	1,036,698	32,770,024
Kimco Realty Corp.	1,612,463	30,717,420
Mid-America Apartment Communities, Inc.	250,951	34,432,987
Prologis, Inc.	369,883	34,354,733
Public Storage	159,421	35,672,043
Realty Income Corp.	451,706	35,418,267
Regency Centers Corp.	537,670	33,357,047
SBA Communications Corp., Class A	139,077	34,708,056
Simon Property Group, Inc.	226,868	30,207,474
SL Green Realty Corp.	369,212	33,982,273

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
UDR, Inc.	707,942	$33,917,501
Ventas, Inc.	590,068	34,141,335
Vornado Realty Trust	501,748	32,999,966
Welltower, Inc.	416,289	35,347,099
Weyerhaeuser Co.	1,104,897	31,986,768
		1,054,048,105
Utilities-6.08%
AES Corp. (The)	1,730,929	34,376,250
Alliant Energy Corp.	618,777	36,730,603
Ameren Corp.	436,543	35,818,353
American Electric Power Co., Inc.	355,780	37,079,391
American Water Works Co., Inc.	274,744	37,420,133
Atmos Energy Corp.	305,924	35,802,286
CenterPoint Energy, Inc.	1,262,491	33,430,762
CMS Energy Corp.	536,961	36,787,198
Consolidated Edison, Inc.	372,873	35,050,062
Dominion Energy, Inc.	404,915	34,721,461
DTE Energy Co.	262,286	34,781,746
Duke Energy Corp.	363,475	35,486,064
Edison International	450,534	34,488,378
Entergy Corp.	276,831	36,408,813
Evergy, Inc.	521,814	37,654,098
Eversource Energy	402,614	37,217,638
Exelon Corp.	747,357	35,566,720
FirstEnergy Corp.	682,982	34,688,656
NextEra Energy, Inc.	138,264	37,082,405
NiSource, Inc.	1,218,351	35,709,868
NRG Energy, Inc.	831,835	30,686,393
Pinnacle West Capital Corp.	380,182	37,139,979
PPL Corp.	918,936	33,256,294
Public Service Enterprise Group, Inc.	559,335	33,112,632
Sempra Energy	220,122	35,360,398
Southern Co. (The)	538,990	37,944,896
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	367,229	$36,682,505
Xcel Energy, Inc.	526,011	36,394,701
		996,878,683
Total Common Stocks & Other Equity Interests (Cost $13,627,072,972)		16,362,176,101
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $26,431,571)	26,431,571	26,431,571
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $13,653,504,543)		16,388,607,672
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	48,459,850	48,459,850
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	16,202,702	16,209,183
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,669,033)		64,669,033
TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $13,718,173,576)		16,453,276,705
OTHER ASSETS LESS LIABILITIES-(0.43)%		(69,804,290)
NET ASSETS-100.00%		$16,383,472,415

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.	$35,682,422	$9,151,476	$(5,480,640)	$(4,994,244)	$(2,204,559)	$32,154,455	$1,549,895

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Diversified Telecommunication Services-13.30%
AT&T, Inc.	24,246	$912,135
CenturyLink, Inc.	68,202	931,639
Verizon Communications, Inc.	15,256	906,817
		2,750,591
Entertainment-27.88%
Activision Blizzard, Inc.	15,816	924,920
Electronic Arts, Inc.(b)	8,872	957,466
Live Nation Entertainment, Inc.(b)	14,417	982,663
Netflix, Inc.(b)	3,109	1,072,885
Take-Two Interactive Software, Inc.(b)	7,613	948,884
Walt Disney Co. (The)	6,337	876,470
		5,763,288
Interactive Media & Services-14.23%
Alphabet, Inc., Class A(b)	344	492,876
Alphabet, Inc., Class C(b)	344	493,375
Facebook, Inc., Class A(b)	4,776	964,322
Twitter, Inc.(b)	30,520	991,290
		2,941,863
Media-39.82%
Charter Communications, Inc., Class A(b)	1,952	1,010,082
Comcast Corp., Class A	21,287	919,386
Discovery, Inc., Class A(b)	9,432	275,980
Discovery, Inc., Class C(b)	20,712	575,172
	Shares	Value
Media-(continued)
DISH Network Corp., Class A(b)	27,181	$999,174
Fox Corp., Class A	17,435	646,490
Fox Corp., Class B	7,990	290,277
Interpublic Group of Cos., Inc. (The)	40,280	914,356
News Corp., Class A	51,582	702,547
News Corp., Class B	16,288	227,543
Omnicom Group, Inc.	11,304	851,304
ViacomCBS, Inc., Class B	24,008	819,393
		8,231,704
Wireless Telecommunication Services-4.71%
T-Mobile US, Inc.(b)	12,292	973,403
Total Common Stocks & Other Equity Interests (Cost $20,663,238)		20,660,849

Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $1,225)	1,225	1,225
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $20,664,463)		20,662,074
OTHER ASSETS LESS LIABILITIES-0.06%		11,380
NET ASSETS-100.00%		$20,673,454
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-83.28%
Auto Components-2.29%
Aptiv PLC	13,983	$1,185,619
BorgWarner, Inc.	29,864	1,024,036
		2,209,655
Automobiles-3.78%
Ford Motor Co.	141,717	1,249,944
General Motors Co.	36,692	1,225,146
Harley-Davidson, Inc.	35,021	1,169,701
		3,644,791
Distributors-2.44%
Genuine Parts Co.	12,439	1,163,917
LKQ Corp.(b)	36,224	1,183,982
		2,347,899
Diversified Consumer Services-1.34%
H&R Block, Inc.	55,687	1,291,938
Hotels, Restaurants & Leisure-17.39%
Carnival Corp.	27,566	1,199,948
Chipotle Mexican Grill, Inc.(b)	1,604	1,390,283
Darden Restaurants, Inc.	11,316	1,317,522
Hilton Worldwide Holdings, Inc.	12,203	1,315,483
Las Vegas Sands Corp.	18,947	1,237,429
Marriott International, Inc., Class A	8,948	1,253,257
McDonald’s Corp.	6,637	1,420,119
MGM Resorts International	39,940	1,240,536
Norwegian Cruise Line Holdings Ltd.(b)	23,451	1,262,836
Royal Caribbean Cruises Ltd.	10,411	1,218,920
Starbucks Corp.	14,753	1,251,497
Wynn Resorts Ltd.	10,079	1,271,567
Yum! Brands, Inc.	13,066	1,381,991
		16,761,388
Household Durables-12.51%
D.R. Horton, Inc.	23,865	1,412,808
Garmin Ltd.	13,426	1,301,651
Leggett & Platt, Inc.	25,791	1,227,394
Lennar Corp., Class A	22,436	1,488,853
Mohawk Industries, Inc.(b)	9,483	1,248,721
Newell Brands, Inc.	68,091	1,329,817
NVR, Inc.(b)	344	1,313,037
PulteGroup, Inc.	32,392	1,446,303
Whirlpool Corp.	8,812	1,288,050
		12,056,634
Internet & Direct Marketing Retail-5.40%
Amazon.com, Inc.(b)	741	1,488,461
Booking Holdings, Inc.(b)	663	1,213,655
eBay, Inc.	36,867	1,237,257
Expedia Group, Inc.	11,601	1,258,128
		5,197,501
Leisure Products-1.33%
Hasbro, Inc.	12,588	1,282,340
Multiline Retail-7.72%
Dollar General Corp.	8,459	1,297,695
Dollar Tree, Inc.(b)	13,976	1,216,890
Kohl’s Corp.	27,094	1,158,269
Macy’s, Inc.	86,168	1,374,380
Nordstrom, Inc.	34,082	1,256,263
Target Corp.	10,283	1,138,739
		7,442,236
	Shares	Value
Specialty Retail-19.00%
Advance Auto Parts, Inc.	8,427	$1,110,257
AutoZone, Inc.(b)	1,058	1,119,322
Best Buy Co., Inc.	15,428	1,306,597
CarMax, Inc.(b)	13,364	1,296,842
Gap, Inc. (The)	78,373	1,364,474
Home Depot, Inc. (The)	6,111	1,393,919
L Brands, Inc.	73,901	1,711,547
Lowe’s Cos., Inc.	11,038	1,283,057
O’Reilly Automotive, Inc.(b)	2,963	1,203,274
Ross Stores, Inc.	11,326	1,270,664
Tiffany & Co.	9,784	1,311,252
TJX Cos., Inc. (The)	21,666	1,279,161
Tractor Supply Co.	13,778	1,280,665
Ulta Beauty, Inc.(b)	5,160	1,382,416
		18,313,447
Textiles, Apparel & Luxury Goods-10.08%
Capri Holdings Ltd.(b)	33,729	1,010,521
Hanesbrands, Inc.	90,836	1,249,903
NIKE, Inc., Class B	13,379	1,288,398
PVH Corp.	12,529	1,092,153
Ralph Lauren Corp.	11,187	1,269,724
Tapestry, Inc.	50,425	1,299,452
Under Armour, Inc., Class A(b)(c)	34,516	696,533
Under Armour, Inc., Class C(b)	35,656	640,382
VF Corp.	14,043	1,165,148
		9,712,214
Total Common Stocks & Other Equity Interests (Cost $85,034,430)		80,260,043

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $34,353)	34,353	34,353
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-83.32% (Cost $85,068,783)		80,294,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	239,114	239,114
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	79,673	79,705
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $318,819)		318,819
TOTAL INVESTMENTS IN SECURITIES-83.65% (Cost $85,387,602)		80,613,215
OTHER ASSETS LESS LIABILITIES-16.35%		15,758,238
NET ASSETS-100.00%		$96,371,453

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
January 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Beverages-18.94%
Brown-Forman Corp., Class B	230,000	$15,557,200
Coca-Cola Co. (The)	269,855	15,759,532
Constellation Brands, Inc., Class A	80,663	15,188,843
Molson Coors Beverage Co., Class B	289,028	16,064,177
Monster Beverage Corp.(b)	236,062	15,721,729
PepsiCo., Inc.	106,462	15,119,733
		93,411,214
Food & Staples Retailing-14.34%
Costco Wholesale Corp.	50,315	15,372,239
Kroger Co. (The)	522,801	14,042,435
Sysco Corp.	175,790	14,439,390
Walgreens Boots Alliance, Inc.	253,723	12,901,814
Walmart, Inc.	122,085	13,977,512
		70,733,390
Food Products-39.70%
Archer-Daniels-Midland Co.	324,899	14,542,479
Campbell Soup Co.	306,843	14,848,133
Conagra Brands, Inc.	517,457	17,034,684
General Mills, Inc.	284,603	14,861,969
Hershey Co. (The)	99,799	15,485,811
Hormel Foods Corp.	327,070	15,457,328
JM Smucker Co. (The)	144,669	14,989,155
Kellogg Co.	221,667	15,119,906
Kraft Heinz Co. (The)	464,730	13,570,116
Lamb Weston Holdings, Inc.	174,619	15,944,461
McCormick & Co., Inc.	87,675	14,323,465
Mondelez International, Inc., Class A	275,836	15,827,470
Tyson Foods, Inc., Class A	166,937	13,794,004
		195,798,981
	Shares	Value
Household Products-15.54%
Church & Dwight Co., Inc.	209,822	$15,572,989
Clorox Co. (The)	96,805	15,228,395
Colgate-Palmolive Co.	213,793	15,773,647
Kimberly-Clark Corp.	108,028	15,473,931
Procter & Gamble Co. (The)	117,044	14,586,023
		76,634,985
Personal Products-5.62%
Coty, Inc., Class A	1,325,403	13,598,635
Estee Lauder Cos., Inc. (The), Class A	72,267	14,103,627
		27,702,262
Tobacco-5.73%
Altria Group, Inc.	292,773	13,915,501
Philip Morris International, Inc.	173,443	14,343,736
		28,259,237
Total Common Stocks & Other Equity Interests (Cost $471,380,511)		492,540,069

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $167,949)	167,949	167,949
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $471,548,460)		492,708,018
OTHER ASSETS LESS LIABILITIES-0.10%		470,657
NET ASSETS-100.00%		$493,178,675
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-96.10%
Energy Equipment & Services-19.66%
Baker Hughes Co., Class A	176,940	$3,832,520
Halliburton Co.	174,359	3,802,770
Helmerich & Payne, Inc.	99,380	4,029,859
National Oilwell Varco, Inc.	175,750	3,622,207
Schlumberger Ltd.	107,252	3,594,015
TechnipFMC PLC (United Kingdom)	209,144	3,452,967
		22,334,338
Oil, Gas & Consumable Fuels-76.44%
Apache Corp.	195,918	5,375,990
Cabot Oil & Gas Corp.	259,807	3,660,681
Chevron Corp.	35,460	3,799,184
Cimarex Energy Co.	87,017	3,819,176
Concho Resources, Inc.	53,117	4,025,206
ConocoPhillips	66,712	3,964,694
Devon Energy Corp.	178,146	3,869,331
Diamondback Energy, Inc.	49,159	3,657,430
EOG Resources, Inc.	55,408	4,039,797
Exxon Mobil Corp.	60,420	3,753,290
Hess Corp.	67,119	3,796,922
HollyFrontier Corp.	83,340	3,743,633
Kinder Morgan, Inc.	207,073	4,321,614
Marathon Oil Corp.	328,842	3,738,934
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Petroleum Corp.	71,369	$3,889,611
Noble Energy, Inc.	186,903	3,695,072
Occidental Petroleum Corp.	110,922	4,405,822
ONEOK, Inc.	57,168	4,280,168
Phillips 66	37,020	3,382,517
Pioneer Natural Resources Co.	29,879	4,033,665
Valero Energy Corp.	44,590	3,759,383
Williams Cos., Inc. (The)	184,187	3,810,829
		86,822,949
Total Common Stocks & Other Equity Interests (Cost $171,371,069)		109,157,287

Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $53,083)	53,083	53,083
TOTAL INVESTMENTS IN SECURITIES-96.15% (Cost $171,424,152)		109,210,370
OTHER ASSETS LESS LIABILITIES-3.85%		4,368,864
NET ASSETS-100.00%		$113,579,234
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Banks-25.70%
Bank of America Corp.	120,478	$3,955,293
Citigroup, Inc.	54,317	4,041,728
Citizens Financial Group, Inc.	103,421	3,855,535
Comerica, Inc.	57,685	3,528,015
Fifth Third Bancorp	133,977	3,811,646
First Republic Bank	36,118	4,004,764
Huntington Bancshares, Inc.	270,310	3,668,107
JPMorgan Chase & Co.	30,329	4,014,346
KeyCorp	206,842	3,870,014
M&T Bank Corp.	24,393	4,110,708
People’s United Financial, Inc.	249,205	3,842,741
PNC Financial Services Group, Inc. (The)	26,155	3,885,325
Regions Financial Corp.	241,657	3,762,599
SVB Financial Group(b)	16,643	3,999,812
Truist Financial Corp.	74,067	3,819,635
U.S. Bancorp	68,845	3,663,931
Wells Fargo & Co.	77,138	3,620,858
Zions Bancorporation N.A.	81,119	3,690,103
		69,145,160
Capital Markets-32.91%
Ameriprise Financial, Inc.	24,781	4,099,025
Bank of New York Mellon Corp. (The)	82,622	3,699,813
BlackRock, Inc.	8,322	4,388,607
Cboe Global Markets, Inc.	35,924	4,426,555
Charles Schwab Corp. (The)	83,068	3,783,747
CME Group, Inc., Class A	20,281	4,403,208
E*TRADE Financial Corp.	91,899	3,916,735
Franklin Resources, Inc.	159,648	4,039,094
Goldman Sachs Group, Inc. (The)	18,441	4,384,348
Intercontinental Exchange, Inc.	45,145	4,502,762
Invesco Ltd.(c)	235,486	4,073,908
MarketAxess Holdings, Inc.	11,098	3,930,690
Moody’s Corp.	17,650	4,532,344
Morgan Stanley	82,589	4,316,101
MSCI, Inc.	15,953	4,559,368
Nasdaq, Inc.	39,713	4,624,976
Northern Trust Corp.	38,405	3,756,393
Raymond James Financial, Inc.	45,656	4,174,328
S&P Global, Inc.	15,300	4,494,069
State Street Corp.	52,436	3,965,735
T. Rowe Price Group, Inc.	33,674	4,496,489
		88,568,295
	Shares	Value
Consumer Finance-5.74%
American Express Co.	33,269	$4,320,645
Capital One Financial Corp.	39,755	3,967,549
Discover Financial Services	47,869	3,596,398
Synchrony Financial	110,089	3,567,984
		15,452,576
Diversified Financial Services-1.54%
Berkshire Hathaway, Inc., Class B(b)	18,411	4,131,981
Insurance-34.04%
Aflac, Inc.	78,038	4,024,420
Allstate Corp. (The)	37,824	4,483,657
American International Group, Inc.	80,412	4,041,507
Aon PLC	20,127	4,432,972
Arthur J. Gallagher & Co.	43,931	4,506,003
Assurant, Inc.	31,881	4,162,383
Chubb Ltd.	26,832	4,078,196
Cincinnati Financial Corp.	39,348	4,129,573
Everest Re Group Ltd.	15,106	4,177,866
Globe Life, Inc.	39,285	4,095,854
Hartford Financial Services Group, Inc. (The)	67,943	4,027,661
Lincoln National Corp.	69,467	3,784,562
Loews Corp.	81,985	4,218,128
Marsh & McLennan Cos., Inc.	37,536	4,198,777
MetLife, Inc.	82,359	4,094,066
Principal Financial Group, Inc.	76,428	4,046,863
Progressive Corp. (The)	57,493	4,639,110
Prudential Financial, Inc.	44,075	4,013,470
Travelers Cos., Inc. (The)	30,586	4,025,729
Unum Group	136,759	3,650,098
W.R. Berkley Corp.	59,650	4,386,064
Willis Towers Watson PLC	20,742	4,382,577
		91,599,536
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $257,657,756)		268,897,548
OTHER ASSETS LESS LIABILITIES-0.07%		187,669
NET ASSETS-100.00%		$269,085,217
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.	$4,740,203	$1,434,613	$(1,132,421)	$(463,423)	$(505,064)	$4,073,908	$196,573
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.59%
Biotechnology-12.09%
AbbVie, Inc.	144,976	$11,745,955
Alexion Pharmaceuticals, Inc.(b)	115,329	11,462,549
Amgen, Inc.	53,792	11,621,762
Biogen, Inc.(b)	42,902	11,534,203
Gilead Sciences, Inc.	193,625	12,237,100
Incyte Corp.(b)	139,162	10,168,567
Regeneron Pharmaceuticals, Inc.(b)	33,831	11,432,848
Vertex Pharmaceuticals, Inc.(b)	58,155	13,204,093
		93,407,077
Health Care Equipment & Supplies-33.44%
Abbott Laboratories	147,478	12,851,233
ABIOMED, Inc.(b)	70,029	13,045,702
Align Technology, Inc.(b)	47,864	12,305,834
Baxter International, Inc.	151,676	13,532,533
Becton, Dickinson and Co.	47,390	13,040,780
Boston Scientific Corp.(b)	282,429	11,825,302
Cooper Cos., Inc. (The)	40,183	13,939,081
Danaher Corp.	85,744	13,793,637
DENTSPLY SIRONA, Inc.	225,873	12,648,888
Edwards Lifesciences Corp.(b)	54,740	12,035,136
Hologic, Inc.(b)	239,600	12,823,392
IDEXX Laboratories, Inc.(b)	50,355	13,646,709
Intuitive Surgical, Inc.(b)	21,970	12,298,367
Medtronic PLC	112,180	12,950,059
ResMed, Inc.	82,892	13,177,341
STERIS PLC	83,820	12,630,836
Stryker Corp.	62,755	13,222,479
Teleflex, Inc.	35,386	13,146,253
Varian Medical Systems, Inc.(b)	89,979	12,648,348
Zimmer Biomet Holdings, Inc.	86,004	12,719,992
		258,281,902
Health Care Providers & Services-24.69%
AmerisourceBergen Corp.	150,085	12,841,273
Anthem, Inc.	44,822	11,890,380
Cardinal Health, Inc.	237,323	12,153,311
Centene Corp.(b)	220,668	13,860,157
Cigna Corp.	67,071	12,903,119
CVS Health Corp.	173,050	11,736,251
	Shares	Value
Health Care Providers & Services-(continued)
DaVita, Inc.(b)	175,144	$13,988,751
HCA Healthcare, Inc.	89,142	12,372,910
Henry Schein, Inc.(b)	185,936	12,818,428
Humana, Inc.	36,063	12,125,823
Laboratory Corp. of America Holdings(b)	76,444	13,408,277
McKesson Corp.	90,574	12,916,758
Quest Diagnostics, Inc.	121,053	13,396,935
UnitedHealth Group, Inc.	44,608	12,153,450
Universal Health Services, Inc., Class B	88,228	12,096,941
		190,662,764
Health Care Technology-1.64%
Cerner Corp.	176,308	12,664,204
Life Sciences Tools & Services-11.29%
Agilent Technologies, Inc.	152,129	12,559,770
Illumina, Inc.(b)	39,218	11,375,965
IQVIA Holdings, Inc.(b)	87,917	13,649,114
Mettler-Toledo International, Inc.(b)	16,545	12,527,543
PerkinElmer, Inc.	134,916	12,477,032
Thermo Fisher Scientific, Inc.	39,734	12,444,292
Waters Corp.(b)	54,396	12,173,281
		87,206,997
Pharmaceuticals-15.44%
Allergan PLC	67,616	12,619,850
Bristol-Myers Squibb Co.	199,541	12,561,106
Eli Lilly and Co.	104,787	14,632,457
Johnson & Johnson	90,074	13,409,316
Merck & Co., Inc.	142,782	12,199,294
Mylan N.V.(b)	665,346	14,251,711
Perrigo Co. PLC	236,135	13,469,141
Pfizer, Inc.	332,239	12,372,580
Zoetis, Inc.	102,328	13,733,441
		119,248,896
TOTAL INVESTMENTS IN SECURITIES-98.59% (Cost $665,790,291)		761,471,840
OTHER ASSETS LESS LIABILITIES-1.41%		10,867,835
NET ASSETS-100.00%		$772,339,675
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-94.42%
Aerospace & Defense-15.41%
Arconic, Inc.	103,289	$3,093,506
Boeing Co. (The)	9,569	3,045,526
General Dynamics Corp.	18,260	3,203,534
Huntington Ingalls Industries, Inc.	13,011	3,395,871
L3Harris Technologies, Inc.	16,331	3,614,540
Lockheed Martin Corp.	8,458	3,621,039
Northrop Grumman Corp.	9,485	3,552,796
Raytheon Co.	15,038	3,322,496
Textron, Inc.	75,238	3,455,681
TransDigm Group, Inc.	5,677	3,651,901
United Technologies Corp.	21,930	3,293,886
		37,250,776
Air Freight & Logistics-4.93%
C.H. Robinson Worldwide, Inc.	42,706	3,084,227
Expeditors International of Washington, Inc.	42,929	3,135,534
FedEx Corp.	19,733	2,854,181
United Parcel Service, Inc., Class B	27,559	2,852,908
		11,926,850
Airlines-6.47%
Alaska Air Group, Inc.	48,497	3,132,421
American Airlines Group, Inc.(b)	118,963	3,192,967
Delta Air Lines, Inc.	57,626	3,212,073
Southwest Airlines Co.	60,371	3,319,198
United Airlines Holdings, Inc.(c)	37,327	2,792,060
		15,648,719
Building Products-6.78%
A.O. Smith Corp.	70,273	2,999,955
Allegion PLC	26,575	3,436,679
Fortune Brands Home & Security, Inc.	50,225	3,450,960
Johnson Controls International PLC	80,838	3,189,059
Masco Corp.	69,541	3,304,588
		16,381,241
Commercial Services & Supplies-7.46%
Cintas Corp.	12,487	3,483,498
Copart, Inc.(c)	36,889	3,742,758
Republic Services, Inc.	36,669	3,485,389
Rollins, Inc.	99,214	3,765,171
Waste Management, Inc.	29,184	3,551,693
		18,028,509
Construction & Engineering-2.68%
Jacobs Engineering Group, Inc.	36,311	3,359,857
Quanta Services, Inc.	79,617	3,117,005
		6,476,862
Electrical Equipment-5.25%
AMETEK, Inc.	33,168	3,222,271
Eaton Corp. PLC	34,927	3,299,554
Emerson Electric Co.	43,027	3,082,024
Rockwell Automation, Inc.	16,066	3,079,209
		12,683,058
Industrial Conglomerates-5.55%
3M Co.	19,367	3,072,768
General Electric Co.	288,281	3,589,098
Honeywell International, Inc.	18,472	3,199,720
Roper Technologies, Inc.	9,328	3,560,125
		13,421,711
	Shares	Value
Machinery-20.75%
Caterpillar, Inc.	22,463	$2,950,515
Cummins, Inc.	17,915	2,865,863
Deere & Co.	18,952	3,005,408
Dover Corp.	28,765	3,274,895
Flowserve Corp.	67,530	3,152,300
Fortive Corp.	43,478	3,257,807
IDEX Corp.	19,533	3,200,482
Illinois Tool Works, Inc.	18,442	3,226,981
Ingersoll-Rand PLC	24,430	3,254,809
PACCAR, Inc.	39,863	2,958,233
Parker-Hannifin Corp.	15,831	3,097,968
Pentair PLC	71,300	3,060,909
Snap-on, Inc.	19,188	3,062,980
Stanley Black & Decker, Inc.	19,869	3,165,728
Wabtec Corp.	43,496	3,212,615
Xylem, Inc.	42,063	3,434,865
		50,182,358
Professional Services-7.02%
Equifax, Inc.	23,570	3,533,143
IHS Markit Ltd.(c)	43,822	3,455,803
Nielsen Holdings PLC	163,864	3,342,826
Robert Half International, Inc.	53,035	3,085,046
Verisk Analytics, Inc.	21,913	3,560,205
		16,977,023
Road & Rail-8.49%
CSX Corp.	44,918	3,429,040
J.B. Hunt Transport Services, Inc.	28,930	3,122,415
Kansas City Southern	21,587	3,641,511
Norfolk Southern Corp.	17,199	3,581,004
Old Dominion Freight Line, Inc.	17,537	3,441,285
Union Pacific Corp.	18,467	3,313,349
		20,528,604
Trading Companies & Distributors-3.63%
Fastenal Co.	88,282	3,079,276
United Rentals, Inc.(c)	20,088	2,725,741
W.W. Grainger, Inc.	9,838	2,977,667
		8,782,684
Total Common Stocks & Other Equity Interests (Cost $220,547,866)		228,288,395

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $26,811)	26,811	26,811
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-94.43% (Cost $220,574,677)		228,315,206
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	2,423,160	2,423,160

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	807,397	$807,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,230,880)		3,230,880
TOTAL INVESTMENTS IN SECURITIES-95.77% (Cost $223,805,557)		231,546,086
OTHER ASSETS LESS LIABILITIES-4.23%		10,239,312
NET ASSETS-100.00%		$241,785,398
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Chemicals-57.13%
Air Products and Chemicals, Inc.	21,843	$5,214,143
Albemarle Corp.(b)	75,641	6,072,459
Celanese Corp.	40,491	4,190,819
CF Industries Holdings, Inc.	111,652	4,497,343
Corteva, Inc.	190,259	5,502,290
Dow, Inc.	94,594	4,357,946
DuPont de Nemours, Inc.	77,777	3,980,627
Eastman Chemical Co.	64,146	4,571,685
Ecolab, Inc.	27,170	5,328,309
FMC Corp.	50,816	4,857,501
International Flavors & Fragrances, Inc.(b)	37,617	4,931,965
Linde PLC (United Kingdom)	24,109	4,897,261
LyondellBasell Industries N.V., Class A	54,415	4,236,752
Mosaic Co. (The)	270,529	5,367,295
PPG Industries, Inc.	37,892	4,540,977
Sherwin-Williams Co. (The)	8,808	4,905,968
		77,453,340
Construction Materials-7.23%
Martin Marietta Materials, Inc.	18,241	4,811,976
Vulcan Materials Co.	35,244	4,991,608
		9,803,584
Containers & Packaging-25.21%
Amcor PLC	477,269	5,054,279
Avery Dennison Corp.	38,772	5,088,437
Ball Corp.	79,570	5,743,362
International Paper Co.	108,714	4,426,834
Packaging Corp. of America	45,389	4,345,997
Sealed Air Corp.	132,596	4,707,158
Westrock Co.	123,257	4,807,023
		34,173,090
Metals & Mining-10.39%
Freeport-McMoRan, Inc.	391,605	4,346,815
	Shares	Value
Metals & Mining-(continued)
Newmont Corp.	122,062	$5,500,114
Nucor Corp.	89,250	4,238,483
		14,085,412
Total Common Stocks & Other Equity Interests (Cost $143,449,967)		135,515,426

Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $27,100)	27,100	27,100
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $143,477,067)		135,542,526
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.09%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	7,209,588	7,209,588
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	2,402,235	2,403,196
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,612,784)		9,612,784
TOTAL INVESTMENTS IN SECURITIES-107.07% (Cost $153,089,851)		145,155,310
OTHER ASSETS LESS LIABILITIES-(7.07)%		(9,584,036)
NET ASSETS-100.00%		$135,571,274
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Equity REITs-96.69%
Alexandria Real Estate Equities, Inc.	5,978	$975,609
American Tower Corp.	4,401	1,019,888
Apartment Investment & Management Co., Class A	18,290	964,066
AvalonBay Communities, Inc.	4,484	971,638
Boston Properties, Inc.	6,925	992,699
Crown Castle International Corp.	7,052	1,056,672
Digital Realty Trust, Inc.	8,228	1,011,962
Duke Realty Corp.	27,350	993,078
Equinix, Inc.	1,696	1,000,182
Equity Residential	11,549	959,491
Essex Property Trust, Inc.	3,113	964,283
Extra Space Storage, Inc.	9,148	1,012,501
Federal Realty Investment Trust	7,324	915,646
Healthpeak Properties, Inc.	29,011	1,044,106
Host Hotels & Resorts, Inc.	52,124	851,706
Iron Mountain, Inc.	29,616	936,162
Kimco Realty Corp.	46,065	877,538
Mid-America Apartment Communities, Inc.	7,171	983,933
Prologis, Inc.	10,568	981,556
Public Storage	4,553	1,018,779
Realty Income Corp.	12,906	1,011,959
Regency Centers Corp.	15,361	952,996
SBA Communications Corp., Class A	3,974	991,751
	Shares	Value
Equity REITs-(continued)
Simon Property Group, Inc.	6,482	$863,078
SL Green Realty Corp.	10,549	970,930
UDR, Inc.	20,225	968,980
Ventas, Inc.	16,859	975,462
Vornado Realty Trust	14,335	942,813
Welltower, Inc.	11,893	1,009,835
Weyerhaeuser Co.	31,567	913,865
		29,133,164
Real Estate Management & Development-3.25%
CBRE Group, Inc., Class A(b)	16,060	980,463
Total Common Stocks & Other Equity Interests (Cost $30,637,800)		30,113,627

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $21,694)	21,694	21,694
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $30,659,494)		30,135,321
OTHER ASSETS LESS LIABILITIES-(0.01)%		(3,576)
NET ASSETS-100.00%		$30,131,745

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communications Equipment-7.05%
Arista Networks, Inc.(b)	127,912	$28,567,866
Cisco Systems, Inc.	544,742	25,041,790
F5 Networks, Inc.(b)	177,212	21,641,129
Juniper Networks, Inc.	1,022,661	23,459,843
Motorola Solutions, Inc.	153,750	27,213,750
		125,924,378
Electronic Equipment, Instruments & Components-10.26%
Amphenol Corp., Class A	230,322	22,910,129
CDW Corp.	179,116	23,365,682
Corning, Inc.	858,622	22,916,621
FLIR Systems, Inc.	464,112	23,920,333
IPG Photonics Corp.(b)	170,632	21,784,588
Keysight Technologies, Inc.(b)	228,891	21,284,574
TE Connectivity Ltd.	262,520	24,199,094
Zebra Technologies Corp., Class A(b)	95,720	22,878,994
		183,260,015
IT Services-29.78%
Accenture PLC, Class A	119,408	24,503,716
Akamai Technologies, Inc.(b)	291,378	27,200,136
Alliance Data Systems Corp.	224,232	23,048,807
Automatic Data Processing, Inc.	146,658	25,135,715
Broadridge Financial Solutions, Inc.	206,121	24,559,317
Cognizant Technology Solutions Corp., Class A	400,337	24,572,685
DXC Technology Co.	657,697	20,967,380
Fidelity National Information Services, Inc.	178,572	25,653,654
Fiserv, Inc.(b)	211,365	25,070,003
FleetCor Technologies, Inc.(b)	80,982	25,527,956
Gartner, Inc.(b)	156,510	25,163,678
Global Payments, Inc.	137,913	26,955,096
International Business Machines Corp.	183,868	26,427,348
Jack Henry & Associates, Inc.	169,181	25,299,327
Leidos Holdings, Inc.	268,693	26,995,586
Mastercard, Inc., Class A	83,342	26,331,071
Paychex, Inc.	290,043	24,876,988
PayPal Holdings, Inc.(b)	229,231	26,107,119
VeriSign, Inc.(b)	128,867	26,822,377
Visa, Inc., Class A	133,288	26,520,313
Western Union Co. (The)	906,235	24,377,721
		532,115,993
Semiconductors & Semiconductor Equipment-22.01%
Advanced Micro Devices, Inc.(b)	599,679	28,184,913
Analog Devices, Inc.	207,770	22,802,757
Applied Materials, Inc.	412,173	23,901,912
Broadcom, Inc.	78,234	23,873,887
Intel Corp.	427,008	27,298,621
KLA Corp.	144,106	23,884,128
Lam Research Corp.	87,522	26,099,936
Maxim Integrated Products, Inc.	414,109	24,896,233
Microchip Technology, Inc.(c)	241,716	23,562,476
Micron Technology, Inc.(b)	481,968	25,587,681
NVIDIA Corp.	110,169	26,047,257
Qorvo, Inc.(b)	217,589	23,033,972
QUALCOMM, Inc.	280,961	23,968,783
Skyworks Solutions, Inc.	220,604	24,961,343
Texas Instruments, Inc.	194,857	23,509,497
Xilinx, Inc.	256,435	21,663,629
		393,277,025
	Shares	Value
Software-21.14%
Adobe, Inc.(b)	77,615	$27,253,731
ANSYS, Inc.(b)	97,179	26,659,115
Autodesk, Inc.(b)	137,544	27,075,536
Cadence Design Systems, Inc.(b)	363,322	26,199,149
Citrix Systems, Inc.	223,623	27,107,580
Fortinet, Inc.(b)	233,593	26,947,288
Intuit, Inc.	95,042	26,647,876
Microsoft Corp.	159,690	27,184,029
NortonLifeLock, Inc.	949,107	26,973,621
Oracle Corp.	452,702	23,744,220
Paycom Software, Inc.(b)	84,492	26,881,975
salesforce.com, inc.(b)	153,148	27,920,412
ServiceNow, Inc.(b)	90,398	30,575,316
Synopsys, Inc.(b)	180,518	26,628,210
		377,798,058
Technology Hardware, Storage & Peripherals-9.71%
Apple, Inc.	89,685	27,758,404
Hewlett Packard Enterprise Co.	1,539,414	21,444,037
HP, Inc.	1,212,619	25,853,037
NetApp, Inc.	390,208	20,837,107
Seagate Technology PLC	419,959	23,933,464
Western Digital Corp.	454,453	29,766,672
Xerox Holdings Corp.	669,837	23,826,102
		173,418,823
Total Common Stocks & Other Equity Interests (Cost $1,464,462,373)		1,785,794,292

Money Market Funds-0.70%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $12,532,072)	12,532,072	12,532,072
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.65% (Cost $1,476,994,445)		1,798,326,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	2,201,087	2,201,087
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	733,402	733,696
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,934,783)		2,934,783
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $1,479,929,228)		1,801,261,147
OTHER ASSETS LESS LIABILITIES-(0.81)%		(14,550,891)
NET ASSETS-100.00%		$1,786,710,256

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
January 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electric Utilities-50.81%
Alliant Energy Corp.	250,840	$14,889,862
American Electric Power Co., Inc.	144,211	15,029,671
Duke Energy Corp.	147,424	14,393,005
Edison International	182,607	13,978,566
Entergy Corp.	112,155	14,750,626
Evergy, Inc.	211,531	15,264,077
Eversource Energy	163,239	15,089,813
Exelon Corp.	303,260	14,432,143
FirstEnergy Corp.	276,816	14,059,485
NextEra Energy, Inc.	55,963	15,009,277
Pinnacle West Capital Corp.	154,274	15,071,027
PPL Corp.	371,704	13,451,968
Southern Co. (The)	218,461	15,379,654
Xcel Energy, Inc.	213,244	14,754,352
		205,553,526
Gas Utilities-3.59%
Atmos Energy Corp.	124,055	14,518,157
Independent Power and Renewable Electricity Producers-6.51%
AES Corp. (The)	699,763	13,897,293
NRG Energy, Inc.	337,096	12,435,472
		26,332,765
Multi-Utilities-35.23%
Ameren Corp.	177,012	14,523,835
	Shares	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.	512,699	$13,576,269
CMS Energy Corp.	217,682	14,913,394
Consolidated Edison, Inc.	151,197	14,212,518
Dominion Energy, Inc.	164,071	14,069,088
DTE Energy Co.	106,324	14,099,626
NiSource, Inc.	494,388	14,490,512
Public Service Enterprise Group, Inc.	226,855	13,429,816
Sempra Energy	89,169	14,324,108
WEC Energy Group, Inc.	148,907	14,874,320
		142,513,486
Water Utilities-3.75%
American Water Works Co., Inc.	111,398	15,172,407
Total Common Stocks & Other Equity Interests (Cost $334,809,754)		404,090,341

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $168,676)	168,676	168,676
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $334,978,430)		404,259,017
OTHER ASSETS LESS LIABILITIES-0.07%		278,042
NET ASSETS-100.00%		$404,537,059
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.66%
AMC Networks, Inc., Class A(b)	5,539	$202,672
Cable One, Inc.	137	233,452
Cinemark Holdings, Inc.	6,021	189,722
John Wiley & Sons, Inc., Class A	4,239	184,905
Meredith Corp.(c)	5,896	177,175
New York Times Co. (The), Class A	6,330	202,623
TEGNA, Inc.	12,839	216,979
Telephone & Data Systems, Inc.	8,623	195,570
TripAdvisor, Inc.	7,081	193,453
World Wrestling Entertainment, Inc., Class A(c)	3,295	161,059
Yelp, Inc.(b)	6,173	201,240
		2,158,850
Consumer Discretionary-15.80%
Aaron’s, Inc.	3,523	209,125
Adient PLC(b)	9,040	232,418
Adtalem Global Education, Inc.(b)	5,962	205,749
American Eagle Outfitters, Inc.	14,371	206,942
AutoNation, Inc.(b)	4,150	176,126
Bed Bath & Beyond, Inc.(c)	13,562	193,259
Boyd Gaming Corp.	6,974	208,174
Brinker International, Inc.	4,904	209,352
Brunswick Corp.	3,469	218,027
Caesars Entertainment Corp.(b)	15,762	215,467
Carter’s, Inc.	2,020	214,261
Cheesecake Factory, Inc. (The)	5,197	199,565
Choice Hotels International, Inc.	2,044	204,809
Churchill Downs, Inc.	1,527	220,468
Columbia Sportswear Co.	2,222	208,690
Cracker Barrel Old Country Store, Inc.(c)	1,340	204,926
Dana, Inc.	11,279	173,809
Deckers Outdoor Corp.(b)	1,272	242,838
Delphi Technologies PLC	15,492	237,647
Dick’s Sporting Goods, Inc.	4,322	191,162
Dillard’s, Inc., Class A(c)	3,006	182,524
Domino’s Pizza, Inc.	701	197,507
Dunkin’ Brands Group, Inc.	2,770	216,309
Eldorado Resorts, Inc.(b)(c)	3,773	225,550
Etsy, Inc.(b)	4,898	239,071
Five Below, Inc.(b)	1,669	188,964
Foot Locker, Inc.	5,578	211,797
Gentex Corp.	7,464	222,203
Goodyear Tire & Rubber Co. (The)	12,984	170,480
Graham Holdings Co., Class B	324	177,947
Grand Canyon Education, Inc.(b)	2,322	181,766
Grubhub, Inc.(b)(c)	4,757	257,592
Helen of Troy Ltd.(b)	1,243	234,989
Jack in the Box, Inc.	2,688	219,744
KB Home	5,926	222,521
Lear Corp.	1,599	196,965
Marriott Vacations Worldwide Corp.	1,638	196,953
Mattel, Inc.(b)(c)	15,572	227,818
Murphy USA, Inc.(b)	1,773	181,147
Ollie’s Bargain Outlet Holdings, Inc.(b)	3,003	159,279
Papa John’s International, Inc.	3,438	222,714
Penn National Gaming, Inc.(b)	8,295	247,440
Polaris, Inc.	2,092	192,129
Pool Corp.	1,007	220,835
RH(b)	976	203,740
Sally Beauty Holdings, Inc.(b)	11,587	177,861
Scientific Games Corp.(b)	7,442	184,859
Service Corp. International	4,537	217,549
	Shares	Value
Consumer Discretionary-(continued)
Six Flags Entertainment Corp.	4,566	$174,102
Skechers U.S.A., Inc., Class A(b)	4,978	186,127
Tempur Sealy International, Inc.(b)	2,399	219,796
Texas Roadhouse, Inc.	3,653	228,313
Thor Industries, Inc.	3,009	242,285
Toll Brothers, Inc.	5,213	231,249
TRI Pointe Group, Inc.(b)	13,225	215,039
Urban Outfitters, Inc.(b)	7,743	198,221
Visteon Corp.(b)	2,297	183,324
Wendy’s Co. (The)	9,502	205,908
Williams-Sonoma, Inc.	2,992	209,679
WW International, Inc.(b)	5,456	179,939
Wyndham Destinations, Inc.	4,169	202,322
Wyndham Hotels & Resorts, Inc.	3,486	199,295
		12,826,666
Consumer Staples-3.76%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	8,776	180,084
Boston Beer Co., Inc. (The), Class A(b)	559	199,216
Casey’s General Stores, Inc.	1,344	216,196
Edgewell Personal Care Co.(b)	6,571	169,663
Energizer Holdings, Inc.(c)	4,132	191,146
Flowers Foods, Inc.	9,656	207,894
Hain Celestial Group, Inc. (The)(b)	8,296	200,846
Ingredion, Inc.	2,362	207,856
Lancaster Colony Corp.	1,333	206,148
Nu Skin Enterprises, Inc., Class A	5,322	173,444
Pilgrim’s Pride Corp.(b)	6,444	167,866
Post Holdings, Inc.(b)	1,947	203,598
Sanderson Farms, Inc.	1,245	171,424
Sprouts Farmers Market, Inc.(b)	10,594	165,584
Tootsie Roll Industries, Inc.(c)	5,923	202,034
TreeHouse Foods, Inc.(b)	4,211	187,811
		3,050,810
Energy-3.05%
Antero Midstream Corp.(c)	35,405	178,441
Apergy Corp.(b)	7,162	185,209
Chesapeake Energy Corp.(b)	262,439	134,316
CNX Resources Corp.(b)	27,876	201,543
Core Laboratories N.V.	4,624	162,441
EQT Corp.	22,271	134,740
Equitrans Midstream Corp.	19,103	184,726
Matador Resources Co.(b)	13,396	196,519
Murphy Oil Corp.	8,271	173,360
Patterson-UTI Energy, Inc.(c)	20,674	164,152
PBF Energy, Inc., Class A	6,936	189,353
Transocean Ltd.(b)	34,009	155,081
World Fuel Services Corp.	4,876	190,749
WPX Energy, Inc.(b)	19,028	227,385
		2,478,015
Financials-16.20%
Affiliated Managers Group, Inc.	2,434	194,355
Alleghany Corp.(b)	260	207,392
American Financial Group, Inc.	1,883	204,852
Associated Banc-Corp.	9,300	185,349
BancorpSouth Bank	6,426	183,591
Bank of Hawaii Corp.	2,257	202,227
Bank OZK	6,628	180,149
Brighthouse Financial, Inc.(b)	4,909	190,960
Brown & Brown, Inc.	5,330	239,317
Cathay General Bancorp	5,456	196,743

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
CIT Group, Inc.	4,810	$219,865
CNO Financial Group, Inc.	11,042	194,229
Commerce Bancshares, Inc.	3,127	211,573
Cullen/Frost Bankers, Inc.	2,144	191,159
East West Bancorp, Inc.	4,336	198,762
Eaton Vance Corp.	4,378	200,293
Evercore, Inc., Class A	2,741	210,015
F.N.B. Corp.	16,662	194,446
FactSet Research Systems, Inc.	762	218,016
Federated Hermes, Inc., Class B	6,192	224,336
First American Financial Corp.	3,409	211,290
First Financial Bankshares, Inc.	5,884	197,232
First Horizon National Corp.	12,694	203,104
FirstCash, Inc.	2,590	225,252
Fulton Financial Corp.	11,766	193,786
Genworth Financial, Inc., Class A(b)	44,928	184,205
Green Dot Corp., Class A(b)	7,881	237,060
Hancock Whitney Corp.	4,830	191,944
Hanover Insurance Group, Inc. (The)	1,520	210,642
Home BancShares, Inc.	10,771	205,941
Interactive Brokers Group, Inc., Class A	4,420	207,740
International Bancshares Corp.	4,781	188,371
Janus Henderson Group PLC (United Kingdom)	8,328	210,449
Jefferies Financial Group, Inc.	9,638	208,566
Kemper Corp.	2,738	203,762
Legg Mason, Inc.	5,784	226,444
LendingTree, Inc.(b)	716	222,819
Mercury General Corp.	4,254	208,829
Navient Corp.	14,708	211,501
New York Community Bancorp, Inc.	17,376	192,179
Old Republic International Corp.	9,234	208,227
PacWest Bancorp	5,436	190,532
Pinnacle Financial Partners, Inc.	3,232	190,882
Primerica, Inc.	1,514	179,500
Prosperity Bancshares, Inc.	2,913	204,493
Reinsurance Group of America, Inc.	1,256	180,927
RenaissanceRe Holdings Ltd. (Bermuda)	1,062	201,185
RLI Corp.	2,248	209,086
SEI Investments Co.	3,148	205,438
Selective Insurance Group, Inc.	3,150	208,687
Signature Bank	1,532	217,375
SLM Corp.	23,272	254,130
Sterling Bancorp	9,802	196,040
Stifel Financial Corp.	3,363	217,552
Synovus Financial Corp.	5,337	186,902
TCF Financial Corp.	4,528	191,444
Texas Capital Bancshares, Inc.(b)	3,410	187,414
Trustmark Corp.	5,933	189,737
UMB Financial Corp.	3,008	199,912
Umpqua Holdings Corp.	11,824	199,826
United Bankshares, Inc.	5,404	185,357
Valley National Bancorp	18,026	189,814
Washington Federal, Inc.	5,633	191,522
Webster Financial Corp.	3,959	177,601
Wintrust Financial Corp.	3,033	191,928
		13,144,256
Health Care-8.75%
Acadia Healthcare Co., Inc.(b)	6,456	207,431
Allscripts Healthcare Solutions, Inc.(b)	21,711	186,280
Amedisys, Inc.(b)	1,274	224,848
Arrowhead Pharmaceuticals, Inc.(b)	3,116	130,592
Avanos Medical, Inc.(b)	6,377	175,623
	Shares	Value
Health Care-(continued)
Bio-Rad Laboratories, Inc., Class A(b)	583	$210,416
Bio-Techne Corp.	971	203,881
Cantel Medical Corp.	2,795	181,843
Catalent, Inc.(b)	3,969	242,506
Charles River Laboratories International, Inc.(b)	1,418	219,194
Chemed Corp.	470	219,509
Encompass Health Corp.	2,942	226,622
Exelixis, Inc.(b)	11,657	200,500
Globus Medical, Inc., Class A(b)	3,549	185,542
Haemonetics Corp.(b)	1,775	190,617
HealthEquity, Inc.(b)	2,898	191,442
Hill-Rom Holdings, Inc.	1,894	201,692
ICU Medical, Inc.(b)	1,160	211,665
Integra LifeSciences Holdings Corp.(b)	3,355	184,659
Ligand Pharmaceuticals, Inc.(b)	1,950	171,229
LivaNova PLC(b)	2,715	184,539
Masimo Corp.(b)	1,320	225,192
MEDNAX, Inc.(b)	7,565	174,525
Molina Healthcare, Inc.(b)	1,596	196,260
Nektar Therapeutics(b)	9,738	193,689
NuVasive, Inc.(b)	2,731	210,615
Patterson Cos., Inc.	9,953	219,066
Penumbra, Inc.(b)	1,298	227,747
PRA Health Sciences, Inc.(b)	2,035	206,166
Prestige Consumer Healthcare, Inc.(b)	5,333	216,306
Repligen Corp.(b)	2,338	234,712
Syneos Health, Inc.(b)	3,695	226,725
Tenet Healthcare Corp.(b)	5,593	176,963
United Therapeutics Corp.(b)	2,311	225,715
West Pharmaceutical Services, Inc.	1,413	220,357
		7,104,668
Industrials-15.12%
Acuity Brands, Inc.	1,581	186,352
AECOM(b)	4,830	232,951
AGCO Corp.	2,689	188,606
ASGN, Inc.(b)	2,964	200,633
Avis Budget Group, Inc.(b)	6,617	217,038
Axon Enterprise, Inc.(b)	2,858	219,523
Brink’s Co. (The)	2,234	188,080
Carlisle Cos., Inc.	1,301	203,255
Clean Harbors, Inc.(b)	2,475	203,495
Colfax Corp.(b)	5,899	207,409
Crane Co.	2,420	206,813
Curtiss-Wright Corp.	1,442	209,710
Deluxe Corp.	4,093	197,283
Donaldson Co., Inc.	3,655	189,512
Dycom Industries, Inc.(b)	4,371	176,676
EMCOR Group, Inc.	2,360	193,921
EnerSys	2,813	202,423
Fluor Corp.	12,048	215,539
FTI Consulting, Inc.(b)	1,852	222,351
GATX Corp.	2,488	189,411
Graco, Inc.	4,055	215,523
Healthcare Services Group, Inc.(c)	8,530	218,368
Herman Miller, Inc.	4,467	172,650
HNI Corp.	5,239	188,447
Hubbell, Inc.	1,412	202,241
Insperity, Inc.	2,490	217,551
ITT, Inc.	2,855	191,513
JetBlue Airways Corp.(b)	11,182	221,739
KAR Auction Services, Inc.	9,647	202,780
Kennametal, Inc.	5,538	173,284

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Kirby Corp.(b)	2,523	$184,911
Knight-Swift Transportation Holdings, Inc.	5,538	205,349
Landstar System, Inc.	1,853	205,220
Lennox International, Inc.	810	188,714
Lincoln Electric Holdings, Inc.	2,198	196,018
ManpowerGroup, Inc.	2,143	196,063
MasTec, Inc.(b)	3,429	198,025
Mercury Systems, Inc.(b)	2,924	224,417
MSA Safety, Inc.	1,630	221,028
MSC Industrial Direct Co., Inc., Class A	2,802	190,732
Nordson Corp.	1,280	216,141
NOW, Inc.(b)	18,501	185,195
nVent Electric PLC	8,419	209,633
Oshkosh Corp.	2,276	195,827
Owens Corning	3,207	193,991
Regal Beloit Corp.	2,491	195,444
Resideo Technologies, Inc.(b)	17,534	178,496
Ryder System, Inc.	3,978	189,830
Stericycle, Inc.(b)(c)	3,235	202,770
Teledyne Technologies, Inc.(b)	595	217,211
Terex Corp.	6,934	175,777
Tetra Tech, Inc.	2,410	206,296
Timken Co. (The)	3,666	192,575
Toro Co. (The)	2,552	204,211
Trex Co., Inc.(b)	2,357	231,552
Trinity Industries, Inc.(c)	9,100	185,003
Valmont Industries, Inc.	1,407	199,878
Watsco, Inc.	1,157	201,225
Werner Enterprises, Inc.	5,630	207,522
Woodward, Inc.	1,664	193,540
XPO Logistics, Inc.(b)	2,486	221,055
		12,268,726
Information Technology-13.55%
ACI Worldwide, Inc.(b)	5,682	195,745
Arrow Electronics, Inc.(b)	2,453	186,281
Avnet, Inc.	4,898	178,728
Belden, Inc.	3,802	187,325
Blackbaud, Inc.	2,643	207,026
Cabot Microelectronics Corp.	1,510	219,720
CACI International, Inc., Class A(b)	861	230,266
CDK Global, Inc.	3,769	202,320
Ceridian HCM Holding, Inc.(b)	3,313	242,810
Ciena Corp.(b)	5,005	203,553
Cirrus Logic, Inc.(b)	2,692	206,773
Cognex Corp.	3,798	193,584
Coherent, Inc.(b)	1,318	186,405
CommVault Systems, Inc.(b)	4,543	204,526
CoreLogic, Inc.	4,981	231,616
Cree, Inc.(b)	4,565	212,227
Cypress Semiconductor Corp.	8,859	206,680
Fair Isaac Corp.(b)	579	232,978
First Solar, Inc.(b)	3,767	186,768
II-VI, Inc.(b)	6,503	218,826
InterDigital, Inc.	3,851	212,768
j2 Global, Inc.	2,208	211,659
Jabil, Inc.	5,182	201,528
KBR, Inc.	6,925	188,360
Littelfuse, Inc.	1,098	194,247
LiveRamp Holdings, Inc.(b)	4,270	171,825
LogMeIn, Inc.	2,511	215,871
Lumentum Holdings, Inc.(b)	2,783	210,868
Manhattan Associates, Inc.(b)	2,692	230,058
	Shares	Value
Information Technology-(continued)
MAXIMUS, Inc.	2,831	$203,124
MKS Instruments, Inc.	1,891	198,215
Monolithic Power Systems, Inc.	1,184	202,665
National Instruments Corp.	4,868	217,259
NCR Corp.(b)	6,081	205,051
NetScout Systems, Inc.(b)	8,721	224,217
Perspecta, Inc.	7,914	222,146
PTC, Inc.(b)	2,775	230,658
Sabre Corp.	9,195	198,060
Science Applications International Corp.	2,454	215,388
Semtech Corp.(b)	4,316	207,988
Silicon Laboratories, Inc.(b)	1,831	180,006
SolarEdge Technologies, Inc.(b)	2,297	224,784
Synaptics, Inc.(b)	3,236	215,809
SYNNEX Corp.	1,627	224,135
Tech Data Corp.(b)	1,445	207,993
Teradata Corp.(b)	7,822	190,387
Teradyne, Inc.	3,106	204,965
Trimble, Inc.(b)	5,133	218,255
Tyler Technologies, Inc.(b)	726	234,992
Universal Display Corp.	1,066	187,797
ViaSat, Inc.(b)	2,887	183,758
Vishay Intertechnology, Inc.	10,115	205,233
WEX, Inc.(b)	1,017	220,608
		10,994,834
Materials-6.92%
Allegheny Technologies, Inc.(b)	9,292	160,287
AptarGroup, Inc.	1,814	209,535
Ashland Global Holdings, Inc.	2,739	202,631
Cabot Corp.	4,364	173,905
Carpenter Technology Corp.	3,870	153,794
Chemours Co. (The)	12,245	169,838
Commercial Metals Co.	9,351	192,163
Compass Minerals International, Inc.	3,578	207,130
Domtar Corp.	5,375	187,158
Eagle Materials, Inc.	2,292	208,962
Greif, Inc., Class A	4,727	191,065
Ingevity Corp.(b)	2,346	153,006
Louisiana-Pacific Corp.	7,267	222,952
Minerals Technologies, Inc.	3,666	198,441
NewMarket Corp.	431	189,476
O-I Glass, Inc.	18,703	236,032
Olin Corp.	12,118	180,195
PolyOne Corp.	6,653	220,747
Reliance Steel & Aluminum Co.	1,727	198,260
Royal Gold, Inc.	1,785	205,846
RPM International, Inc.	2,758	196,838
Scotts Miracle-Gro Co. (The)	2,038	250,144
Sensient Technologies Corp.	3,242	193,710
Silgan Holdings, Inc.	6,836	210,959
Sonoco Products Co.	3,376	192,905
Steel Dynamics, Inc.	5,972	178,443
United States Steel Corp.(c)	15,177	137,655
Valvoline, Inc.	9,674	203,928
Worthington Industries, Inc.	5,203	191,366
		5,617,371
Real Estate-10.14%
Alexander & Baldwin, Inc.	9,902	216,458
American Campus Communities, Inc.	4,502	206,507
Brixmor Property Group, Inc.	9,924	198,083
Camden Property Trust	1,965	220,925

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
CoreCivic, Inc.	13,053	$208,195
CoreSite Realty Corp.	1,861	218,574
Corporate Office Properties Trust	7,416	220,774
Cousins Properties, Inc.	5,249	214,842
CyrusOne, Inc.	3,391	206,342
Diversified Healthcare Trust	29,229	225,648
Douglas Emmett, Inc.	4,886	202,769
EastGroup Properties, Inc.	1,560	212,269
EPR Properties	3,048	217,536
First Industrial Realty Trust, Inc.	5,076	216,745
GEO Group, Inc. (The)	14,170	223,886
Healthcare Realty Trust, Inc.	6,418	231,433
Highwoods Properties, Inc.	4,490	224,994
JBG SMITH Properties	5,316	215,564
Jones Lang LaSalle, Inc.	1,216	206,501
Kilroy Realty Corp.	2,540	209,728
Lamar Advertising Co., Class A	2,416	224,229
Liberty Property Trust	3,470	217,395
Life Storage, Inc.	1,985	224,662
Macerich Co. (The)(c)	7,951	177,387
Mack-Cali Realty Corp.	10,064	221,005
Medical Properties Trust, Inc.	10,454	231,556
National Retail Properties, Inc.	4,005	224,280
Omega Healthcare Investors, Inc.	5,048	211,764
Park Hotels & Resorts, Inc.	8,375	183,748
Pebblebrook Hotel Trust	7,920	187,862
PotlatchDeltic Corp.	4,870	209,410
PS Business Parks, Inc.	1,241	207,942
Rayonier, Inc.	6,515	197,926
Sabra Health Care REIT, Inc.	10,104	217,236
Service Properties Trust	8,769	189,235
Spirit Realty Capital, Inc.	4,187	220,990
Taubman Centers, Inc.	6,892	182,087
Urban Edge Properties	10,953	201,426
Weingarten Realty Investors	6,800	197,880
		8,225,793
Utilities-3.99%
ALLETE, Inc.	2,610	217,883
Aqua America, Inc.	4,601	238,976
Black Hills Corp.	2,685	222,935
Hawaiian Electric Industries, Inc.	4,571	223,568
	Shares	Value
Utilities-(continued)
IDACORP, Inc.	1,962	$220,117
MDU Resources Group, Inc.	7,167	212,215
National Fuel Gas Co.	4,467	192,930
New Jersey Resources Corp.	4,756	196,518
NorthWestern Corp.	2,965	228,216
OGE Energy Corp.	4,782	219,255
ONE Gas, Inc.	2,279	215,365
PNM Resources, Inc.	4,146	224,838
Southwest Gas Holdings, Inc.	2,753	207,879
Spire, Inc.	2,594	218,726
UGI Corp.	4,711	195,930
		3,235,351
Total Common Stocks & Other Equity Interests (Cost $80,508,899)		81,105,340
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $16,979)	16,979	16,979
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $80,525,878)		81,122,319
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.94%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	2,396,539	2,396,539
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	798,432	798,752
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,195,269)		3,195,291
TOTAL INVESTMENTS IN SECURITIES-103.90% (Cost $83,721,147)		84,317,610
OTHER ASSETS LESS LIABILITIES-(3.90)%		(3,163,250)
NET ASSETS-100.00%		$81,154,360

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.99%
ATN International, Inc.	890	$51,504
Care.com, Inc.(b)	4,086	61,167
Cincinnati Bell, Inc.(b)	6,776	92,899
Cogent Communications Holdings, Inc.	809	57,382
Consolidated Communications Holdings, Inc.	14,813	71,547
E.W. Scripps Co. (The), Class A	3,455	41,944
Gannett Co., Inc.(c)	8,493	51,892
Glu Mobile, Inc.(b)	8,493	50,109
Iridium Communications, Inc.(b)	2,137	54,600
Marcus Corp. (The)	1,594	46,465
QuinStreet, Inc.(b)	3,292	42,648
Scholastic Corp.	1,326	43,692
Shenandoah Telecommunications Co.	1,347	54,352
Spok Holdings, Inc.	4,326	45,942
TechTarget, Inc.(b)	2,029	51,516
Vonage Holdings Corp.(b)	7,147	63,394
		881,053
Consumer Discretionary-15.33%
Abercrombie & Fitch Co., Class A	3,040	49,734
American Axle & Manufacturing Holdings, Inc.(b)	4,835	44,675
American Public Education, Inc.(b)	1,894	45,134
Asbury Automotive Group, Inc.(b)	437	42,149
Barnes & Noble Education, Inc.(b)	12,018	41,342
Big Lots, Inc.	1,906	51,576
BJ’s Restaurants, Inc.	1,405	55,891
Bloomin’ Brands, Inc.	2,325	48,290
Boot Barn Holdings, Inc.(b)	1,185	49,735
Buckle, Inc. (The)(c)	1,961	47,868
Caleres, Inc.	2,291	40,207
Callaway Golf Co.	2,431	52,072
Cato Corp. (The), Class A	2,863	45,923
Cavco Industries, Inc.(b)	254	56,901
Century Communities, Inc.(b)	1,785	52,961
Chico’s FAS, Inc.	12,489	48,582
Children’s Place, Inc. (The)(c)	942	56,209
Chuy’s Holdings, Inc.(b)	1,882	46,203
Conn’s, Inc.(b)	4,047	35,452
Cooper Tire & Rubber Co.	1,733	45,907
Cooper-Standard Holdings, Inc.(b)	1,766	46,834
Core-Mark Holding Co., Inc.	1,990	46,646
Crocs, Inc.(b)	1,411	53,491
Dave & Buster’s Entertainment, Inc.	1,293	57,099
Designer Brands, Inc., Class A	3,388	48,245
Dine Brands Global, Inc.	626	53,367
Dorman Products, Inc.(b)	699	48,790
El Pollo Loco Holdings, Inc.(b)	3,320	45,750
Ethan Allen Interiors, Inc.	2,874	46,415
Express, Inc.(b)	9,706	38,921
Fiesta Restaurant Group, Inc.(b)	5,527	54,883
Fossil Group, Inc.(b)	6,749	45,421
Fox Factory Holding Corp.(b)	787	51,800
GameStop Corp., Class A(c)	9,350	35,904
Garrett Motion, Inc. (Switzerland)(b)	5,010	42,184
Genesco, Inc.(b)	1,057	41,561
Gentherm, Inc.(b)	1,151	53,073
G-III Apparel Group Ltd.(b)	1,594	43,373
Group 1 Automotive, Inc.	482	48,571
Guess?, Inc.	2,567	54,651
Haverty Furniture Cos., Inc.	2,468	49,681
Hibbett Sports, Inc.(b)(c)	1,926	47,726
Installed Building Products, Inc.(b)	720	53,374
	Shares	Value
Consumer Discretionary-(continued)
iRobot Corp.(b)(c)	1,088	$51,190
J.C. Penney Co., Inc.(b)(c)	45,907	34,201
Kontoor Brands, Inc.	1,308	49,887
La-Z-Boy, Inc.	1,622	49,698
LCI Industries	495	53,445
LGI Homes, Inc.(b)	694	55,340
Liquidity Services, Inc.(b)	9,083	48,322
Lithia Motors, Inc., Class A	324	43,947
Lumber Liquidators Holdings, Inc.(b)(c)	4,844	36,863
M.D.C. Holdings, Inc.	1,294	54,529
M/I Homes, Inc.(b)	1,151	51,093
MarineMax, Inc.(b)	3,051	60,807
Meritage Homes Corp.(b)	788	55,917
Michaels Cos., Inc. (The)(b)	7,937	39,129
Monarch Casino & Resort, Inc.(b)	1,077	57,813
Monro, Inc.	644	40,379
Motorcar Parts of America, Inc.(b)	2,353	46,731
Movado Group, Inc.	2,480	42,706
Office Depot, Inc.	20,756	46,078
Oxford Industries, Inc.	677	46,984
Perdoceo Education Corp.(b)	2,939	52,255
PetMed Express, Inc.(c)	2,204	55,563
Red Robin Gourmet Burgers, Inc.(b)	1,826	60,021
Regis Corp.(b)	2,902	45,039
Rent-A-Center, Inc.	1,821	53,046
Ruth’s Hospitality Group, Inc.	2,254	46,207
Shake Shack, Inc., Class A(b)(c)	864	58,277
Shoe Carnival, Inc.(c)	1,406	50,419
Shutterstock, Inc.(b)	1,204	52,169
Signet Jewelers Ltd.	2,536	61,650
Sleep Number Corp.(b)	1,039	53,602
Sonic Automotive, Inc., Class A	1,576	49,849
Stamps.com, Inc.(b)	613	45,662
Standard Motor Products, Inc.	978	47,511
Steven Madden Ltd.	1,204	46,426
Strategic Education, Inc.	345	55,990
Sturm Ruger & Co., Inc.	1,095	54,224
Tailored Brands, Inc.(c)	12,338	49,105
TopBuild Corp.(b)	481	55,079
Tupperware Brands Corp.	6,740	42,192
Unifi, Inc.(b)	2,003	43,105
Universal Electronics, Inc.(b)	919	45,518
Vera Bradley, Inc.(b)	4,599	44,058
Vista Outdoor, Inc.(b)	6,652	49,424
William Lyon Homes, Inc., Class A(b)	2,499	57,952
Wingstop, Inc.	580	53,807
Winnebago Industries, Inc.	1,059	57,991
Wolverine World Wide, Inc.	1,536	48,492
Zumiez, Inc.(b)	1,592	49,623
		4,513,886
Consumer Staples-3.76%
Andersons, Inc. (The)	2,107	47,660
B&G Foods, Inc.(c)	3,051	48,999
Calavo Growers, Inc.	586	44,894
Cal-Maine Foods, Inc.	1,177	42,007
Central Garden & Pet Co.(b)	373	12,014
Central Garden & Pet Co., Class A(b)	1,494	44,760
Chefs’ Warehouse, Inc. (The)(b)	1,401	50,996
Coca-Cola Consolidated, Inc.	184	49,829
Darling Ingredients, Inc.(b)	2,029	55,047
Fresh Del Monte Produce, Inc.	1,509	47,352
Inter Parfums, Inc.	710	49,068

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
J&J Snack Foods Corp.	275	$45,606
John B. Sanfilippo & Son, Inc.	551	46,449
Medifast, Inc.(c)	564	54,499
MGP Ingredients, Inc.(c)	1,079	36,751
National Beverage Corp.(b)(c)	980	42,052
PriceSmart, Inc.	708	43,372
Seneca Foods Corp., Class A(b)	1,345	53,195
SpartanNash Co.	3,908	47,600
United Natural Foods, Inc.(b)	7,450	53,640
Universal Corp.	931	49,483
USANA Health Sciences, Inc.(b)	673	41,524
Vector Group Ltd.	3,984	52,350
WD-40 Co.	260	48,573
		1,107,720
Energy-6.39%
Archrock, Inc.	5,521	46,100
Bonanza Creek Energy, Inc.(b)	2,605	47,385
Callon Petroleum Co.(b)	11,990	35,970
CONSOL Energy, Inc.(b)	3,747	30,463
Denbury Resources, Inc.(b)	40,442	39,835
Diamond Offshore Drilling, Inc.(b)(c)	8,299	38,424
DMC Global, Inc.(c)	967	40,450
Dorian LPG Ltd.(b)	3,573	46,878
Dril-Quip, Inc.(b)	1,120	45,808
Era Group, Inc.(b)	5,398	53,656
Exterran Corp.(b)	7,803	42,136
Geospace Technologies Corp.(b)	3,019	40,485
Green Plains, Inc.	3,359	41,887
Gulfport Energy Corp.(b)	18,665	28,931
Helix Energy Solutions Group, Inc.(b)	5,456	45,503
HighPoint Resources Corp.(b)	35,885	41,627
KLX Energy Services Holdings, Inc.(b)	7,864	31,771
Laredo Petroleum, Inc.(b)	19,085	32,826
Matrix Service Co.(b)	2,329	46,859
Nabors Industries Ltd.	20,630	42,704
Newpark Resources, Inc.(b)	8,696	43,480
Noble Corp. PLC(b)	54,639	44,137
Oasis Petroleum, Inc.(b)	19,014	42,781
Oceaneering International, Inc.(b)	3,591	44,564
Oil States International, Inc.(b)	3,066	33,051
Par Pacific Holdings, Inc.(b)	2,149	43,238
PDC Energy, Inc.(b)	2,135	46,095
Penn Virginia Corp.(b)	1,938	41,415
ProPetro Holding Corp.(b)	5,096	49,635
QEP Resources, Inc.	14,076	44,621
Range Resources Corp.(c)	12,104	36,312
Renewable Energy Group, Inc.(b)(c)	2,863	75,240
REX American Resources Corp.(b)	613	46,190
Ring Energy, Inc.(b)	22,349	48,274
RPC, Inc.(c)	11,503	52,109
SEACOR Holdings, Inc.(b)	1,218	45,785
SM Energy Co.	5,509	50,573
Southwestern Energy Co.(b)	25,606	40,201
Talos Energy, Inc.(b)	1,829	40,128
TETRA Technologies, Inc.(b)	37,195	56,908
US Silica Holdings, Inc.	9,489	48,773
Valaris PLC(c)	9,560	48,852
Whiting Petroleum Corp.(b)(c)	8,622	39,144
		1,881,204
Financials-15.71%
Allegiance Bancshares, Inc.(b)	1,378	51,262
	Shares	Value
Financials-(continued)
Ambac Financial Group, Inc.(b)	2,429	$52,053
American Equity Investment Life Holding Co.	1,688	44,580
Ameris Bancorp	1,152	46,299
AMERISAFE, Inc.	760	51,999
Apollo Commercial Real Estate Finance, Inc.	2,760	50,453
ARMOUR Residential REIT, Inc.	2,912	56,085
Axos Financial, Inc.(b)	1,731	48,762
Banc of California, Inc.	3,126	49,891
Banner Corp.	915	47,168
Berkshire Hills Bancorp, Inc.	1,560	43,914
Blucora, Inc.(b)	2,076	46,814
Boston Private Financial Holdings, Inc.	4,355	49,647
Brookline Bancorp, Inc.	3,125	47,500
Cadence BanCorp	2,997	46,843
Capstead Mortgage Corp.	6,314	51,901
Central Pacific Financial Corp.	1,726	47,862
City Holding Co.	627	47,451
Columbia Banking System, Inc.	1,280	49,536
Community Bank System, Inc.	737	48,841
Customers Bancorp, Inc.(b)	2,136	45,668
CVB Financial Corp.	2,359	48,996
Dime Community Bancshares, Inc.	2,488	48,292
Donnelley Financial Solutions, Inc.(b)	4,785	43,352
Eagle Bancorp, Inc.	1,086	47,458
eHealth, Inc.(b)	536	56,366
Employers Holdings, Inc.	1,177	50,199
Encore Capital Group, Inc.(b)(c)	1,403	47,632
Enova International, Inc.(b)	2,243	56,210
EZCORP, Inc., Class A(b)(c)	8,037	49,990
FGL Holdings	5,551	53,567
First Bancorp	4,830	44,774
First Commonwealth Financial Corp.	3,488	47,158
First Financial Bancorp	2,027	48,729
First Midwest Bancorp, Inc.	2,236	44,586
Flagstar Bancorp, Inc.	1,352	47,644
Franklin Financial Network, Inc.	1,479	54,531
Glacier Bancorp, Inc.	1,142	48,387
Granite Point Mortgage Trust, Inc.	2,766	50,590
Great Western Bancorp, Inc.	1,457	43,054
Greenhill & Co., Inc.	3,060	47,920
Hanmi Financial Corp.	2,558	43,026
HCI Group, Inc.	1,089	48,210
Heritage Financial Corp.	1,850	47,693
HomeStreet, Inc.(b)	1,527	49,032
Hope Bancorp, Inc.	3,397	47,235
Horace Mann Educators Corp.	1,159	49,849
Independent Bank Corp.	603	43,537
INTL FCStone, Inc.(b)	1,137	54,189
Invesco Mortgage Capital, Inc.(d)	3,072	53,729
James River Group Holdings Ltd.	1,217	52,258
Kinsale Capital Group, Inc.	517	59,052
KKR Real Estate Finance Trust, Inc.	2,511	52,857
Meta Financial Group, Inc.	1,490	55,458
National Bank Holdings Corp., Class A	1,398	45,575
NBT Bancorp, Inc.	1,260	47,615
New York Mortgage Trust, Inc.	8,025	50,959
NMI Holdings, Inc., Class A(b)	1,533	48,933
Northfield Bancorp, Inc.	2,992	47,543
Northwest Bancshares, Inc.	3,070	48,276
OFG Bancorp	2,266	44,663
Old National Bancorp	2,792	50,005
Opus Bank	1,959	52,178

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Pacific Premier Bancorp, Inc.	1,517	$45,207
PennyMac Mortgage Investment Trust	2,289	53,219
Piper Sandler Cos.	624	51,436
PRA Group, Inc.(b)	1,366	48,302
Preferred Bank	889	53,438
ProAssurance Corp.	1,383	42,002
Provident Financial Services, Inc.	2,051	46,783
Ready Capital Corp.	3,346	54,607
Redwood Trust, Inc.	3,134	55,252
S&T Bancorp, Inc.	1,314	49,393
Safety Insurance Group, Inc.	532	48,987
Seacoast Banking Corp. of Florida(b)	1,678	45,558
ServisFirst Bancshares, Inc.	1,361	50,017
Simmons First National Corp., Class A	1,964	47,097
Southside Bancshares, Inc.	1,401	49,147
Stewart Information Services Corp.	1,220	50,935
Third Point Reinsurance Ltd. (Bermuda)(b)	5,216	56,802
Tompkins Financial Corp.	566	48,727
Triumph Bancorp, Inc.(b)	1,327	51,726
TrustCo Bank Corp.	5,824	46,184
United Community Banks, Inc.	1,644	45,900
United Fire Group, Inc.	1,171	51,828
United Insurance Holdings Corp.	4,266	43,257
Universal Insurance Holdings, Inc.	1,829	44,518
Veritex Holdings, Inc.	1,864	52,789
Virtus Investment Partners, Inc.	426	52,411
Waddell & Reed Financial, Inc., Class A	3,086	49,314
Walker & Dunlop, Inc.	768	50,972
Westamerica Bancorporation	767	48,597
WisdomTree Investments, Inc.	10,773	45,354
World Acceptance Corp.(b)	559	48,337
		4,623,932
Health Care-12.54%
Acorda Therapeutics, Inc.(b)	28,953	58,775
Addus HomeCare Corp.(b)	557	52,547
Akorn, Inc.(b)	14,415	22,055
AMAG Pharmaceuticals, Inc.(b)(c)	4,570	40,490
AMN Healthcare Services, Inc.(b)	854	57,543
Amphastar Pharmaceuticals, Inc.(b)	2,636	49,847
AngioDynamics, Inc.(b)	3,279	45,152
ANI Pharmaceuticals, Inc.(b)	834	51,708
Anika Therapeutics, Inc.(b)	959	39,424
BioTelemetry, Inc.(b)	1,143	55,916
Cardiovascular Systems, Inc.(b)	1,116	50,655
Community Health Systems, Inc.(b)(c)	14,987	64,294
Computer Programs & Systems, Inc.	1,966	51,116
CONMED Corp.	460	46,773
Corcept Therapeutics, Inc.(b)	3,956	50,123
CorVel Corp.(b)	615	56,316
Covetrus, Inc.(b)(c)	3,911	48,105
Cross Country Healthcare, Inc.(b)	4,431	43,867
CryoLife, Inc.(b)	1,974	58,707
Cutera, Inc.(b)	1,417	39,931
Cytokinetics, Inc.(b)(c)	4,785	58,855
Diplomat Pharmacy, Inc.(b)	12,966	51,605
Eagle Pharmaceuticals, Inc.(b)	849	45,693
Emergent BioSolutions, Inc.(b)	981	54,043
Enanta Pharmaceuticals, Inc.(b)	765	39,428
Endo International PLC(b)	11,006	62,404
Ensign Group, Inc. (The)	1,186	53,607
Hanger, Inc.(b)	1,914	46,759
HealthStream, Inc.(b)	1,820	46,501
	Shares	Value
Health Care-(continued)
Heska Corp.(b)	545	$54,604
HMS Holdings Corp.(b)	1,736	47,428
Innoviva, Inc.(b)	3,703	51,120
Inogen, Inc.(b)	720	31,874
Integer Holdings Corp.(b)	646	55,168
Invacare Corp.(c)	5,479	42,133
Lannett Co., Inc.(b)(c)	5,656	46,040
Lantheus Holdings, Inc.(b)	2,515	44,038
LeMaitre Vascular, Inc.	1,432	51,531
LHC Group, Inc.(b)	387	56,405
Luminex Corp.	2,358	53,491
Magellan Health, Inc.(b)	661	48,392
Medpace Holdings, Inc.(b)	641	54,838
Meridian Bioscience, Inc.	5,275	51,906
Merit Medical Systems, Inc.(b)	1,712	62,351
Mesa Laboratories, Inc.(c)	204	53,538
Momenta Pharmaceuticals, Inc.(b)	3,048	88,453
Myriad Genetics, Inc.(b)	1,992	55,079
Natus Medical, Inc.(b)	1,650	51,628
Neogen Corp.(b)	746	50,183
NeoGenomics, Inc.(b)	1,929	62,172
NextGen Healthcare, Inc.(b)	3,450	47,817
Omnicell, Inc.(b)	639	51,938
OraSure Technologies, Inc.(b)	6,334	44,655
Orthofix Medical, Inc.(b)	1,120	48,451
Owens & Minor, Inc.	9,248	57,892
Pacira BioSciences, Inc.(b)	1,116	48,234
Pennant Group, Inc. (The)(b)	1,733	45,751
Phibro Animal Health Corp., Class A	2,128	50,476
Progenics Pharmaceuticals, Inc.(b)	10,171	45,363
Providence Service Corp. (The)(b)	891	57,781
RadNet, Inc.(b)	2,640	59,585
REGENXBIO, Inc.(b)	1,168	50,843
Select Medical Holdings Corp.(b)	2,248	51,344
Spectrum Pharmaceuticals, Inc.(b)	6,095	15,420
Supernus Pharmaceuticals, Inc.(b)	2,282	52,189
SurModics, Inc.(b)	1,251	49,277
Tabula Rasa HealthCare, Inc.(b)(c)	1,334	77,465
Tactile Systems Technology, Inc.(b)	756	42,480
Tivity Health, Inc.(b)(c)	2,640	57,143
US Physical Therapy, Inc.	435	50,956
Vanda Pharmaceuticals, Inc.(b)	3,046	38,836
Varex Imaging Corp.(b)	1,632	45,125
Xencor, Inc.(b)	1,364	46,294
		3,689,926
Industrials-15.21%
AAON, Inc.	1,020	53,489
AAR Corp.	1,142	48,626
ABM Industries, Inc.	1,374	52,404
Aegion Corp.(b)	2,323	48,551
Aerojet Rocketdyne Holdings, Inc.(b)	1,135	59,099
AeroVironment, Inc.(b)	824	54,887
Alamo Group, Inc.	429	53,436
Albany International Corp., Class A	619	43,188
Allegiant Travel Co.	293	49,236
American Woodmark Corp.(b)	475	52,084
Apogee Enterprises, Inc.	1,292	41,111
Applied Industrial Technologies, Inc.	757	48,880
ArcBest Corp.	1,856	41,407
Arcosa, Inc.	1,176	51,450
Astec Industries, Inc.	1,281	52,828
Atlas Air Worldwide Holdings, Inc.(b)	1,843	41,191

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
AZZ, Inc.	1,139	$46,995
Barnes Group, Inc.	818	51,673
Brady Corp., Class A	894	49,501
Briggs & Stratton Corp.(c)	9,265	34,003
Chart Industries, Inc.(b)	862	55,151
CIRCOR International, Inc.(b)	1,115	46,306
Comfort Systems USA, Inc.	1,027	47,653
Cubic Corp.	790	51,579
DXP Enterprises, Inc.(b)	1,269	43,996
Echo Global Logistics, Inc.(b)	2,623	50,834
Encore Wire Corp.	884	48,010
Enerpac Tool Group Corp.	1,916	44,279
EnPro Industries, Inc.	764	44,648
ESCO Technologies, Inc.	580	55,657
Exponent, Inc.	765	55,669
Federal Signal Corp.	1,583	50,909
Forrester Research, Inc.	1,227	50,761
Forward Air Corp.	736	48,171
Foundation Building Materials, Inc.(b)	2,542	45,324
Franklin Electric Co., Inc.	910	52,498
Gibraltar Industries, Inc.(b)	969	52,830
GMS, Inc.(b)	1,844	49,272
Granite Construction, Inc.(c)	1,943	52,714
Greenbrier Cos., Inc. (The)	1,691	40,736
Griffon Corp.	2,534	52,682
Harsco Corp.(b)	2,285	34,047
Hawaiian Holdings, Inc.	1,725	48,093
Heartland Express, Inc.	2,410	45,043
Heidrick & Struggles International, Inc.	1,617	45,955
Hillenbrand, Inc.	1,534	44,532
Hub Group, Inc., Class A(b)	1,020	53,927
Insteel Industries, Inc.	2,228	49,840
Interface, Inc.	2,957	47,549
John Bean Technologies Corp.	445	50,281
Kaman Corp.	753	46,475
Kelly Services, Inc., Class A	2,297	40,795
Korn Ferry	1,227	50,282
Lindsay Corp.	545	54,516
Lydall, Inc.(b)	2,516	51,427
Marten Transport Ltd.	2,445	50,758
Matson, Inc.	1,367	49,226
Matthews International Corp., Class A	1,370	51,128
Meritor, Inc.(b)	1,927	42,221
Mobile Mini, Inc.	1,348	56,266
Moog, Inc., Class A	565	50,630
Mueller Industries, Inc.	1,595	46,526
MYR Group, Inc.(b)	1,512	43,425
National Presto Industries, Inc.	590	50,852
Park Aerospace Corp.	3,122	48,297
Patrick Industries, Inc.	990	51,361
PGT Innovations, Inc.(b)	3,386	52,483
Pitney Bowes, Inc.	12,018	44,947
Powell Industries, Inc.	1,038	42,838
Proto Labs, Inc.(b)	519	53,717
Quanex Building Products Corp.	2,592	45,930
Raven Industries, Inc.	1,481	46,444
Resources Connection, Inc.	3,195	48,644
RR Donnelley & Sons Co.	13,552	32,525
Saia, Inc.(b)	556	48,428
Simpson Manufacturing Co., Inc.	648	53,570
SkyWest, Inc.	814	44,908
SPX Corp.(b)	1,006	49,364
	Shares	Value
Industrials-(continued)
SPX FLOW, Inc.(b)	1,049	$45,883
Standex International Corp.	637	46,558
Team, Inc.(b)	3,130	42,568
Tennant Co.	652	50,347
Titan International, Inc.	16,228	46,412
Triumph Group, Inc.	1,768	36,120
TrueBlue, Inc.(b)	2,121	46,471
UniFirst Corp.	244	49,759
Universal Forest Products, Inc.	1,038	49,720
US Ecology, Inc.	926	50,013
Veritiv Corp.(b)	2,483	34,961
Viad Corp.	764	49,660
Vicor Corp.(b)	1,163	58,208
Wabash National Corp.	3,256	37,770
Watts Water Technologies, Inc., Class A	514	51,251
		4,476,669
Information Technology-13.39%
3D Systems Corp.(b)(c)	5,771	62,846
8x8, Inc.(b)	2,968	55,264
ADTRAN, Inc.	5,438	49,214
Advanced Energy Industries, Inc.(b)	741	51,826
Agilysys, Inc.(b)	2,094	68,055
Alarm.com Holdings, Inc.(b)	1,202	52,804
Anixter International, Inc.(b)	574	56,022
Applied Optoelectronics, Inc.(b)(c)	4,660	52,658
Arlo Technologies, Inc.(b)	12,104	51,684
Axcelis Technologies, Inc.(b)	2,163	52,236
Badger Meter, Inc.	812	47,957
Bel Fuse, Inc., Class B	2,619	45,361
Benchmark Electronics, Inc.	1,457	44,846
Bottomline Technologies (DE), Inc.(b)	976	52,314
Brooks Automation, Inc.	1,206	45,924
CalAmp Corp.(b)	4,521	43,492
Cardtronics PLC, Class A(b)	1,229	55,305
CEVA, Inc.(b)	1,890	51,692
Cohu, Inc.	2,495	55,813
Comtech Telecommunications Corp.	1,466	42,382
CSG Systems International, Inc.	923	45,984
CTS Corp.	1,779	52,143
Daktronics, Inc.	8,286	48,887
Diebold Nixdorf, Inc.(b)	5,111	58,828
Digi International, Inc.(b)	2,997	47,338
Diodes, Inc.(b)	1,005	51,898
DSP Group, Inc.(b)	3,283	47,472
Ebix, Inc.(c)	1,553	53,470
ePlus, Inc.(b)	614	48,948
EVERTEC, Inc.	1,610	54,048
ExlService Holdings, Inc.(b)	731	53,443
Extreme Networks, Inc.(b)	7,290	43,011
Fabrinet (Thailand)(b)	814	51,315
FARO Technologies, Inc.(b)	979	50,575
FormFactor, Inc.(b)	2,024	51,227
Harmonic, Inc.(b)	6,414	45,123
Ichor Holdings Ltd.(b)	1,551	51,788
Insight Enterprises, Inc.(b)	775	51,049
Itron, Inc.(b)	603	49,295
KEMET Corp.	1,912	49,788
Knowles Corp.(b)	2,351	46,385
Kulicke & Soffa Industries, Inc. (Singapore)	1,934	50,071
LivePerson, Inc.(b)	1,347	55,240
ManTech International Corp., Class A	651	52,262
MaxLinear, Inc.(b)	2,465	48,043

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Methode Electronics, Inc.	1,273	$41,691
MicroStrategy, Inc., Class A(b)	351	53,363
MTS Systems Corp.	1,091	55,303
NETGEAR, Inc.(b)	2,143	55,118
NIC, Inc.	2,339	46,148
OneSpan, Inc.(b)	3,010	50,026
Onto Innovation, Inc.(b)	1,470	55,772
OSI Systems, Inc.(b)	507	43,876
PC Connection, Inc.	1,005	50,089
PDF Solutions, Inc.(b)	3,053	48,115
Perficient, Inc.(b)	1,178	58,547
Photronics, Inc.(b)	3,197	40,858
Plantronics, Inc.	2,123	60,973
Plexus Corp.(b)	649	46,157
Power Integrations, Inc.	545	53,230
Progress Software Corp.	1,250	56,413
Qualys, Inc.(b)	599	51,358
Rambus, Inc.(b)	3,896	61,830
Rogers Corp.(b)	386	45,452
Sanmina Corp.(b)	1,551	49,384
ScanSource, Inc.(b)	1,336	46,613
SMART Global Holdings, Inc.(b)	1,596	48,135
SPS Commerce, Inc.(b)	907	51,545
Sykes Enterprises, Inc.(b)	1,385	46,522
TiVo Corp.	6,579	47,895
TTEC Holdings, Inc.	1,403	55,727
TTM Technologies, Inc.(b)	3,471	49,948
Ultra Clean Holdings, Inc.(b)	2,235	51,427
Unisys Corp.(b)	4,275	41,510
Veeco Instruments, Inc.(b)	3,673	46,831
Viavi Solutions, Inc.(b)	3,411	48,095
Virtusa Corp.(b)	1,158	48,219
Xperi Corp.	2,443	39,308
		3,940,804
Materials-5.86%
A. Schulman, Inc., CVR(b)(e)	1,595	834
AdvanSix, Inc.(b)	2,528	47,324
AK Steel Holding Corp.(b)	14,856	41,003
American Vanguard Corp.	2,895	54,079
Balchem Corp.	493	53,254
Boise Cascade Co.	1,382	50,028
Century Aluminum Co.(b)(c)	6,575	34,782
Clearwater Paper Corp.(b)	2,420	68,244
Cleveland-Cliffs, Inc.(c)	5,911	41,495
Ferro Corp.(b)	3,512	48,044
FutureFuel Corp.	4,359	47,775
GCP Applied Technologies, Inc.(b)	2,321	51,573
H.B. Fuller Co.	998	46,118
Hawkins, Inc.	1,150	48,047
Haynes International, Inc.	1,355	36,327
Innophos Holdings, Inc.	1,598	51,072
Innospec, Inc.	510	51,372
Kaiser Aluminum Corp.	443	44,366
Koppers Holdings, Inc.(b)	1,355	42,520
Kraton Corp.(b)	2,122	34,907
Livent Corp.(b)	5,810	54,672
LSB Industries, Inc.(b)	14,559	43,968
Materion Corp.	853	46,318
Mercer International, Inc. (Germany)	4,096	45,097
Myers Industries, Inc.	3,001	48,556
Neenah, Inc.	698	46,515
Olympic Steel, Inc.	2,882	42,365
	Shares	Value
Materials-(continued)
PH Glatfelter Co.	2,756	$46,025
Quaker Chemical Corp.	321	53,292
Rayonier Advanced Materials, Inc.	12,835	39,532
Schweitzer-Mauduit International, Inc., Class A	1,127	39,479
Stepan Co.	517	51,002
SunCoke Energy, Inc.	9,035	53,126
TimkenSteel Corp.(b)	6,905	44,054
Tredegar Corp.	2,199	44,750
Trinseo S.A.	1,375	39,490
US Concrete, Inc.(b)	1,292	45,982
Warrior Met Coal, Inc.	2,524	47,603
		1,724,990
Real Estate-7.67%
Acadia Realty Trust	2,001	49,665
Agree Realty Corp.	745	56,568
American Assets Trust, Inc.	1,140	51,938
Armada Hoffler Properties, Inc.	2,759	50,600
CareTrust REIT, Inc.	2,510	55,672
CBL & Associates Properties, Inc.(c)	48,530	40,765
Cedar Realty Trust, Inc.	19,302	50,185
Chatham Lodging Trust	2,789	45,600
Community Healthcare Trust, Inc.	1,140	53,774
DiamondRock Hospitality Co.	4,745	45,884
Easterly Government Properties, Inc.	2,248	54,424
Essential Properties Realty Trust, Inc.	2,050	56,601
Four Corners Property Trust, Inc.	1,878	56,885
Franklin Street Properties Corp.	6,016	45,722
Getty Realty Corp.	1,564	49,297
Global Net Lease, Inc.	2,566	53,193
Hersha Hospitality Trust	3,599	46,679
Independence Realty Trust, Inc.	3,717	54,528
Industrial Logistics Properties Trust	2,511	57,477
Innovative Industrial Properties, Inc.(c)	689	61,666
iStar, Inc.	3,803	55,372
Kite Realty Group Trust	2,822	48,538
Lexington Realty Trust	4,835	53,523
LTC Properties, Inc.	1,155	53,315
Marcus & Millichap, Inc.(b)	1,399	49,525
National Storage Affiliates Trust	1,595	54,469
NexPoint Residential Trust, Inc.	1,234	60,219
Office Properties Income Trust	1,649	56,115
Pennsylvania REIT(c)	9,578	37,737
RE/MAX Holdings, Inc., Class A(c)	1,325	50,721
Realogy Holdings Corp.(c)	4,709	49,868
Retail Opportunity Investments Corp.	2,969	49,196
RPT Realty	3,539	49,369
Safehold, Inc.(c)	1,306	58,718
Saul Centers, Inc.	1,015	50,121
St. Joe Co. (The)(b)	2,505	52,630
Summit Hotel Properties, Inc.	4,264	47,288
Tanger Factory Outlet Centers, Inc.(c)	465	6,803
Uniti Group, Inc.	6,976	44,158
Universal Health Realty Income Trust	442	54,521
Urstadt Biddle Properties, Inc., Class A	2,171	49,217
Washington Prime Group, Inc.(c)	14,194	42,724
Washington REIT	1,722	52,418
Whitestone REIT	3,849	50,422
Xenia Hotels & Resorts, Inc.	2,405	44,949
		2,259,059
Utilities-1.08%
American States Water Co.	598	52,959

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Avista Corp.	1,068	$54,308
California Water Service Group	1,033	54,294
El Paso Electric Co.	755	51,408
Northwest Natural Holding Co.	732	53,714
South Jersey Industries, Inc.	1,630	50,204
		316,887
Total Common Stocks & Other Equity Interests (Cost $30,461,924)		29,416,130
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(f) (Cost $14,913)	14,913	14,913
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $30,476,837)		29,431,043
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.97%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)(g)	1,537,542	$1,537,542
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(f)(g)	513,472	513,677
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,051,203)		2,051,219
TOTAL INVESTMENTS IN SECURITIES-106.95% (Cost $32,528,040)		31,482,262
OTHER ASSETS LESS LIABILITIES-(6.95)%		(2,044,618)
NET ASSETS-100.00%		$29,437,644

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$60,368	$10,887	$(21,763)	$4,884	$(647)	$53,729	$4,583

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,415,296	$-	$834	$29,416,130
Money Market Funds	2,066,132	-	-	2,066,132
Total Investments	$31,481,428	$-	$834	$31,482,262
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.